UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2021

Date of reporting period: November 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.20

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 13, 2021

This report provides management’s discussion of fund performance for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2020.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	4.25%	2.82%

Class C Shares	3.87%	2.06%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	4.79%	4.38%

Class C Shares	4.32%	3.52%

Advisor Class Shares[1]	4.83%	4.55%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	3.59%	4.05%

Class C Shares	3.20%	3.26%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	5.65%	3.82%

Class C Shares	5.24%	3.03%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	4.85%	4.11%

Class C Shares	4.36%	3.34%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	4.43%	4.15%

Class C Shares	4.13%	3.47%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	4.47%	4.00%

Class C Shares	4.00%	3.24%

Advisor Class Shares[1]	4.51%	4.17%

Bloomberg Barclays Municipal Bond Index	3.29%	4.89%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2020.

Except for Class C of the Minnesota Portfolio, all share classes of the Portfolios outperformed the benchmark for the six-month period; all share classes of all Portfolios underperformed the benchmark for the 12-month period, before sales charges. During the six-month period, an overweight to municipal credit contributed, relative to the benchmark, as credit rebounded from March lows. For the 12-month period, an overweight to municipal credit detracted, following the sell-off in March.

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Arizona Portfolio: For the six-month period, security selection within the senior-living and miscellaneous-revenue sectors contributed, while selection in tax-supported local lease detracted. During the 12-month period, security selection in miscellaneous revenue and local general obligation (“GO”) detracted, while selection in public education contributed.

Massachusetts Portfolio: For the six-month period, security selection within the private higher-education and industrial-development-industry sectors contributed, while selection in tax-supported state lease detracted. During the 12-month period, security selection in the not-for-profit health care sector detracted, while selection in special tax contributed.

Minnesota Portfolio: For the six-month period, security selection within the private higher-education sector contributed, while selection in local GO detracted. During the 12-month period, security selection in not-for-profit health care detracted, while selection in miscellaneous revenue contributed.

New Jersey Portfolio: During the six-month period, security selection within the tax-supported state-lease and miscellaneous-revenue sectors contributed, while selection in airports/ports detracted. For the 12-month period, security selection within the miscellaneous-revenue sector detracted, while selection in water and sewer and state GO contributed.

Ohio Portfolio: For the six-month period, security selection within the private higher-education and special-tax sectors contributed, while selection in local GO and miscellaneous revenue detracted. During the 12-month period, security selection in senior living detracted, while selection in multi-family housing contributed.

Pennsylvania Portfolio: During the six-month period, security selection within the special-tax and electric-utilities sectors contributed, while selection in local GO and tax-supported state lease detracted. For the 12-month period, security selection in miscellaneous revenue detracted, while selection in pre-refunded bonds contributed.

Virginia Portfolio: For the six-month period, security selection within the toll roads/transit and senior-living sectors contributed, while selection in tax-supported state lease and ports detracted. During the 12-month period, security selection in private higher education detracted, while selection in not-for-profit health care contributed.

All Portfolios used derivatives in the form of interest rate swaps and inflation Consumer Price Index (“CPI”) swaps for hedging purposes. During both periods, inflation CPI swaps added to absolute returns for all Portfolios. During both periods, interest rate swaps contributed to absolute returns for the Minnesota, Pennsylvania, Ohio and Virginia Portfolios and had an immaterial impact on returns for the Arizona and New Jersey

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Portfolios. Interest rate swaps had an immaterial impact on returns for the six-month period and added for the 12-month period for the Massachusetts Portfolio.

MARKET REVIEW AND INVESTMENT STRATEGY

Municipal performance over the six-month period ended November 30, 2020, was positive. According to the Federal Reserve Bank of New York, the US economy stopped contracting in early May, and began a steady recovery through the rest of the summer. With respect to monetary policy, the US Federal Reserve (“the Fed”) Board of Governors stated that short-term interest rates were likely to be held at current low levels for the next few years. Consistent with the improving economy and steady monetary policy, municipals regained their footing and have performed exceptionally well following the sharp sell-off in March.

While outflows and a lack of liquidity sparked the sell-off in March, these themes have since largely abated, as investors took comfort in the significant federal support provided to state and local governments. On the monetary side, the Fed established the Municipal Liquidity Facility, which can purchase as much as $500 billion in short-term notes directly from municipalities, helping alleviate near-term liquidity concerns for eligible municipalities. The fiscal side brought issuers additional support in the form of the CARES Act, which included $150 billion to state and local governments, $120 billion to hospitals, $31 billion for education, $25 billion for transportation and $10 billion to airports.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	6.72%	0.00%

Massachusetts	4.37%	0.00%

Minnesota	1.02%	0.00%

New Jersey	21.72%	6.57%

Ohio	2.76%	0.00%

Pennsylvania	10.86%	1.93%

Virginia	0.67%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities

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DISCLOSURES AND RISKS (continued)

are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value

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DISCLOSURES AND RISKS (continued)

of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Portfolios’ returns would likely be adversely affected.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.90%	1.45%

1 Year	2.82%	-0.27%

5 Years	3.31%	2.69%

10 Years	3.85%	3.53%

CLASS C SHARES			0.18%	0.29%

1 Year	2.06%	1.06%

5 Years	2.55%	2.55%

10 Years	3.09%	3.09%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.00% and 1.75% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.78% and 1.53% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.26%

5 Years	2.68%

10 Years	3.79%

CLASS C SHARES

1 Year	1.50%

5 Years	2.55%

10 Years	3.36%

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.94%	1.52%

1 Year	4.38%	1.26%

5 Years	3.16%	2.54%

10 Years	3.84%	3.52%

CLASS C SHARES			0.23%	0.37%

1 Year	3.52%	2.52%

5 Years	2.37%	2.37%

10 Years	3.09%	3.09%

ADVISOR CLASS SHARES[3]			1.22%	1.98%

1 Year	4.55%	4.55%

Since Inception[4]	2.83%	2.83%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.75%

5 Years	2.53%

10 Years	3.79%

CLASS C SHARES

1 Year	3.03%

5 Years	2.38%

10 Years	3.35%

ADVISOR CLASS SHARES[1]

1 Year	5.15%

Since Inception[2]	2.95%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.48%	0.82%

1 Year	4.05%	0.94%

5 Years	3.16%	2.53%

10 Years	3.67%	3.36%

CLASS C SHARES			-0.24%	-0.41%

1 Year	3.26%	2.26%

5 Years	2.38%	2.38%

10 Years	2.91%	2.91%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.26% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.31%

5 Years	2.56%

10 Years	3.61%

CLASS C SHARES

1 Year	2.74%

5 Years	2.43%

10 Years	3.17%

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HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.11%	1.91%

1 Year	3.82%	0.67%

5 Years	3.80%	3.17%

10 Years	3.97%	3.65%

CLASS C SHARES			0.41%	0.71%

1 Year	3.03%	2.03%

5 Years	3.02%	3.02%

10 Years	3.23%	3.23%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.12% and 1.87% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.36%

5 Years	3.24%

10 Years	3.92%

CLASS C SHARES

1 Year	2.74%

5 Years	3.07%

10 Years	3.47%

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.95%	1.54%

1 Year	4.11%	1.01%

5 Years	3.35%	2.72%

10 Years	3.42%	3.10%

CLASS C SHARES			0.24%	0.39%

1 Year	3.34%	2.34%

5 Years	2.58%	2.58%

10 Years	2.66%	2.66%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.13% and 1.88% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

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HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.50%

5 Years	2.74%

10 Years	3.31%

CLASS C SHARES

1 Year	2.83%

5 Years	2.57%

10 Years	2.87%

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.92%	1.46%

1 Year	4.15%	1.02%

5 Years	3.48%	2.86%

10 Years	3.86%	3.54%

CLASS C SHARES			0.21%	0.33%

1 Year	3.47%	2.47%

5 Years	2.72%	2.72%

10 Years	3.12%	3.12%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.14% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.46%

5 Years	2.85%

10 Years	3.80%

CLASS C SHARES

1 Year	2.92%

5 Years	2.71%

10 Years	3.37%

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HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.86%	1.40%

1 Year	4.00%	0.88%

5 Years	3.35%	2.71%

10 Years	3.92%	3.61%

CLASS C SHARES			0.15%	0.24%

1 Year	3.24%	2.24%

5 Years	2.59%	2.59%

10 Years	3.18%	3.18%

ADVISOR CLASS SHARES[3]			1.14%	1.86%

1 Year	4.17%	4.17%

Since Inception[4]	3.00%	3.00%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of interest expense to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2020.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

4	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.38%

5 Years	2.79%

10 Years	3.86%

CLASS C SHARES

1 Year	2.75%

5 Years	2.66%

10 Years	3.44%

ADVISOR CLASS SHARES[1]

1 Year	4.87%

Since Inception[2]	3.17%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Inception date: 7/25/2016.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,042.50	$3.99	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000	$1,038.70	$7.82	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,047.90	$3.95	0.77%
Hypothetical**	$1,000	$1,021.21	$3.90	0.77%
Class C
Actual	$1,000	$1,043.20	$7.79	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Advisor Class
Actual	$1,000	$1,048.30	$2.67	0.52%
Hypothetical**	$1,000	$1,022.46	$2.64	0.52%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,035.90	$4.34	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class C
Actual	$1,000	$1,032.00	$8.15	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

AB New Jersey Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,056.50	$4.23	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class C
Actual	$1,000	$1,052.40	$8.08	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Ohio Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,048.50	$4.11	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class C
Actual	$1,000	$1,043.60	$7.94	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,044.30	$4.36	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class C
Actual	$1,000	$1,041.30	$8.19	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

AB Virginia Portfolio

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,044.70	$4.10	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class C
Actual	$1,000	$1,040.00	$7.93	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Advisor Class
Actual	$1,000	$1,045.10	$2.82	0.55%
Hypothetical**	$1,000	$1,022.31	$2.79	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

BOND RATING SUMMARY1

November 30, 2020 (unaudited)

1

All data are as of November 30, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2020 (unaudited)

1

All data are as of November 30, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2020 (unaudited)

1

All data are as of November 30, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2020 (unaudited)

1

All data are as of November 30, 2020. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
Arizona – 80.2%
Arizona Department of Transportation State Highway Fund Revenue Series 2013A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,227,610
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 07/01/2029 (Pre-refunded/ETM)	1,500	1,544,370
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,770
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2034	3,000	3,464,340
Arizona Industrial Development Authority Series 20192 – Class A 3.625%, 05/20/2033	1,060	1,121,222
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2045	1,000	1,156,560
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2058	2,300	2,738,909
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) 5.00%, 02/01/2037	1,500	1,905,780
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	600	609,444
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,151,035
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,335,709

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	$3,450	$4,113,883
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,139,680
City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	5,000	5,375,250
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,156,830
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) 5.00%, 07/01/2049	2,500	3,071,175
Series 2017A 5.00%, 07/01/2033	750	904,350
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	645,476
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	537,935
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	2,001,118
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,252,226
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,059,530
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,041,860
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 07/01/2038	2,500	2,707,450
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 07/01/2032 (Pre-refunded/ETM)	250	258,020

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 07/01/2037-07/01/2042	$2,250	$2,410,863
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,705,575
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 01/01/2033-01/01/2035	3,400	4,170,684
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	830	961,696
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 07/01/2037	750	900,795
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036-07/01/2047	2,450	2,720,375
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	4,700	5,803,304
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,981,250
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,155,140
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC) ACA Series 2006A 5.25%, 10/01/2022	1,400	1,404,158

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/2029	$1,500	$1,603,020
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,533,275
5.25%, 12/01/2022-12/01/2023	1,165	1,291,962
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,357,596
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	815	816,165
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	400	414,732
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,289,728
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 07/01/2033-07/01/2034	3,940	4,377,208

		92,421,058

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	215	241,544

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	225	284,915

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	465	479,861

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	$520	$592,805

Florida – 1.0%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,135,790

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2056	200	239,304

Guam – 2.0%
Guam Department of Education (Guam Department of Education COP) 5.00%, 02/01/2040	310	323,079
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	880,756
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	875	1,020,440
Territory of Guam 5.00%, 11/15/2031	95	102,870

		2,327,145

Illinois – 2.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	335	366,738
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	2,360	2,511,205
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	415	463,651

		3,341,594

Indiana – 0.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020A 3.00%, 11/01/2030	100	103,024

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	$145	$139,500

		242,524

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 06/01/2041	1,000	1,128,380

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	500	526,210
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	120,348

		646,558

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	54,881

New York – 1.6%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,000	1,146,260
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	700	716,317

		1,862,577

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	301,953
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	527,380

		829,333

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$320	$322,400

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	116,911
NATL Series 2007V 5.25%, 07/01/2029	100	105,357
Puerto Rico Highway & Transportation Authority AGC Series 2007C 5.50%, 07/01/2031	140	166,778
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	335	396,178
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,212
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	105,934
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	130	108,167
Series 2019A 4.329%, 07/01/2040	105	111,978
5.00%, 07/01/2058	480	528,226

		1,995,741

South Carolina – 0.7%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	620	747,596

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	165	164,322

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

Company	Principal Amount (000)	U.S. $ Value

Texas – 2.6%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$290	$307,922
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,155,110
Series 2015B 5.00%, 01/01/2034	1,300	1,502,774

		2,965,806

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)(b)	225	252,799
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	103,595

		356,394

Total Municipal Obligations (cost $105,470,183)		112,380,528

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(c)(d)(e) (cost $550,988)	550,988	550,988

Total Investments – 98.0% (cost $106,021,171)		112,931,516
Other assets less liabilities – 2.0%		2,333,804

Net Assets – 100.0%		$115,265,320

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	$153,674	$—	$153,674
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	203,776	—	203,776
USD	800	01/15/2030	1.572%	CPI#	Maturity	31,218	—	31,218
USD	800	01/15/2030	1.587%	CPI#	Maturity	29,910	—	29,910
USD	435	01/15/2030	1.714%	CPI#	Maturity	10,204	—	10,204
USD	435	01/15/2030	1.731%	CPI#	Maturity	9,387	—	9,387

						$438,169	$—	$438,169

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,680	08/09/2022	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$146,163	$—	$146,163
USD	3,500	10/15/2024	3 Month LIBOR	1.582%	Quarterly/Semi-Annual	176,158	—	176,158
USD	376	02/05/2025	3 Month LIBOR	1.361%	Quarterly/Semi-Annual	17,380	—	17,380
USD	844	02/06/2025	3 Month LIBOR	1.419%	Quarterly/Semi-Annual	41,174	—	41,174
USD	1,245	10/09/2029	3 Month LIBOR	1.473%	Quarterly/Semi-Annual	78,780	—	78,780
USD	680	11/05/2050	3 Month LIBOR	1.303%	Quarterly/Semi-Annual	6,352	—	6,352

						$466,007	$—	$466,007

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.120%	SIFMA	*	Quarterly	$(77,295)	$—	$(77,295)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA	*	Quarterly	(78,112)	—	(78,112)

								$(155,407)	$—	$(155,407)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $3,600,817 or 3.1% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.7% and 0.0%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.8%
Long-Term Municipal Bonds – 94.8%
Massachusetts – 78.5%
Commonwealth of Massachusetts Series 2015A 5.00%, 07/01/2035	$10,000	$11,968,000
Series 2018A 5.00%, 01/01/2042	5,000	6,235,150
Commonwealth of Massachusetts Transportation Fund Revenue 5.00%, 06/01/2049	2,500	3,180,225
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,150,880
Massachusetts Development Finance Agency Series 2011A 5.00%, 06/01/2028 (Pre-refunded/ETM)	1,650	1,688,247
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019A 5.00%, 06/01/2039	1,400	1,672,916
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 07/01/2044	7,000	7,738,290
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/2030-10/01/2031	3,970	4,116,484
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018J 5.00%, 07/01/2053	5,000	5,869,650
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	3,755	4,187,050
Massachusetts Development Finance Agency (Brandeis University) Series 2019S 5.00%, 10/01/2035-10/01/2039	4,915	6,181,810
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014P 5.00%, 10/01/2034	1,055	1,194,745

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2034-01/01/2036	$2,435	$2,804,863
5.25%, 01/01/2042	1,000	1,149,810
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2031-10/01/2034	4,100	4,688,573
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/2038	5,000	5,503,150
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	1,150	1,063,934
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,386,348
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 07/01/2032	1,000	1,065,790
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 07/01/2027-07/01/2032	3,980	4,179,228
5.25%, 07/01/2042	1,330	1,399,878
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)	2,000	2,138,280
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016A 5.00%, 07/15/2036-07/15/2040	6,100	9,293,683
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	3,980	4,761,870
Series 2020M 4.00%, 10/01/2050	2,500	2,724,525

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 07/01/2036	$2,000	$2,162,840
5.00%, 07/01/2041	2,500	2,848,725
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,451,438
Series 2020A 4.00%, 07/01/2045	1,400	1,497,664
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017T 5.00%, 07/01/2037	1,000	1,228,970
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,754,550
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2038-07/01/2044	4,000	4,701,520
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,679,800
Massachusetts Port Authority Series 2010B 5.00%, 07/01/2034	1,440	1,444,694
Series 2012B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,536,135
Series 2019A 5.00%, 07/01/2032	4,685	5,985,322
Series 2019C 5.00%, 07/01/2049	1,000	1,219,690
Massachusetts School Building Authority Series 2011B 5.00%, 10/15/2032 (Pre-refunded/ETM)	3,720	3,875,682
Series 2013A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,792,150
Series 2015B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,491,465

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Water Resources Authority Series 2011B 5.00%, 08/01/2029 (Pre-refunded/ETM)	$2,000	$2,064,200
Series 2016C 5.00%, 08/01/2033	5,500	6,811,915
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2027	6,000	6,156,180
University of Massachusetts Building Authority Series 20141 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,364,620
University of Massachusetts Building Authority (University of Massachusetts) Series 20173 5.00%, 11/01/2034	2,500	3,136,925
Series 2020 3.013%, 11/01/2043	2,000	2,110,620

		161,658,484

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	415	466,236

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	395	500,185

Arizona – 2.5%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	4,065	4,267,030
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	932,785

		5,199,815

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	875	902,965

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$1,000	$1,032,160

Connecticut – 0.6%
State of Connecticut Series 2015F 5.00%, 11/15/2032	1,000	1,188,130

Florida – 1.7%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,429,210

Guam – 1.9%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,784,357
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	1,770	2,064,260
Territory of Guam 5.00%, 11/15/2031	95	102,870

		3,951,487

Illinois – 1.0%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	650	711,581
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 05/15/2037	1,050	1,086,792
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 01/01/2024	266	251,297

		2,049,670

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	270	259,759

Michigan – 0.9%
City of Detroit MI 5.00%, 04/01/2036	90	98,787

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Public Power Agency Series 2012A 5.00%, 01/01/2032	$1,605	$1,668,654

		1,767,441

New Jersey – 0.7%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,358,826

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	543,516
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,191,040

		1,734,556

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	600	604,500

Pennsylvania – 1.2%
City of Philadelphia PA AGM Series 2017A 5.00%, 08/01/2033	1,000	1,227,740
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,318,273

		2,546,013

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	240	280,586
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	160	190,198

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGC Series 2007C 5.50%, 07/01/2031	$110	$131,040
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	540	638,441
NATL Series 2005L 5.25%, 07/01/2035	105	110,961
NATL Series 2007N 5.25%, 07/01/2032	100	105,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	238	198,028
Series 2019A 4.329%, 07/01/2040	180	191,963
4.55%, 07/01/2040	22	23,785
5.00%, 07/01/2058	815	896,883

		3,428,635

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	310	308,726

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	540	573,372
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,155,110

		1,728,482

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/2025	1,000	1,163,190

Total Municipal Obligations (cost $182,450,328)		195,278,470

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. – AB Government Money Market Portfolio – Class AB, 0.04%(b)(c)(d) (cost $7,274,444)	7,274,444	$7,274,444

Total Investments – 98.3% (cost $189,724,772)		202,552,914
Other assets less liabilities – 1.7%		3,452,651

Net Assets – 100.0%		$206,005,565

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,260	01/15/2028	1.230%	CPI	#	Maturity	$284,623	$—	$284,623
USD	3,970	01/15/2028	0.735%	CPI	#	Maturity	378,033	—	378,033
USD	1,400	01/15/2030	1.572%	CPI	#	Maturity	54,631	—	54,631
USD	1,400	01/15/2030	1.587%	CPI	#	Maturity	52,342	—	52,342
USD	600	01/15/2030	1.714%	CPI	#	Maturity	14,074	—	14,074
USD	600	01/15/2030	1.731%	CPI	#	Maturity	12,948	—	12,948

							$796,651	$—	$796,651

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,695	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	$82,689	$—	$82,689
USD	10,900	04/03/2034	3 Month LIBOR	3.276%	Quarterly/ Semi-Annual	3,200,236	—	3,200,236
USD	18,615	04/01/2039	3.022%	3 Month LIBOR	Semi-Annual/Quarterly	(6,001,150)	—	(6,001,150)

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/Quarterly	$234,874	$—	$234,874
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/Quarterly	197,581	(117)	197,698
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/Quarterly	119,919	—	119,919
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/Quarterly	(75,462)	—	(75,462)
USD	22,500	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	8,905,042	—	8,905,042
USD	4,885	04/23/2049	2.801%	3 Month LIBOR	Semi-Annual/Quarterly	(1,890,714)	—	(1,890,714)

						$4,773,015	$(117)	$4,773,132

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.120%	SIFMA	*	Quarterly	$(139,593)	$—	$(139,593)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	(141,068)	—	(141,068)

								$(280,661)	$—	$(280,661)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $4,246,558 or 2.1% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 95.9%
Minnesota – 95.9%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014A 5.00%, 02/01/2034	$1,695	$1,920,621
Central Minnesota Municipal Power Agency Series 2012 5.00%, 01/01/2032	2,200	2,308,482
City of Center City MN (Hazelden Betty Ford Foundation) 4.00%, 11/01/2041	850	940,423
Series 2014 5.00%, 11/01/2029-11/01/2044	800	878,635
City of Duluth MN Series 2016A 5.00%, 02/01/2034	1,000	1,208,150
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,199,400
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/2033	1,000	1,169,940
Series 2018A 5.00%, 11/15/2036	2,000	2,480,880
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/2030	1,000	1,029,080
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/2028	1,355	1,697,517
NATL 0.135%, 08/01/2028(a)	575	558,469
City of Rochester MN (Mayo Clinic) Series 2016B 5.00%, 11/15/2036	60	90,475
Series 2018 4.00%, 11/15/2048	1,000	1,131,320

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 05/01/2030	$95	$95,299
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014G 5.00%, 11/01/2030-11/01/2032	2,900	3,381,793
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	395	415,844
Cloquet Independent School District No. 94 Series 2015B 5.00%, 02/01/2031	2,200	2,608,078
County of Hennepin MN Series 2019B 5.00%, 12/15/2035	1,575	2,059,564
Duluth Economic Development Authority (Essentia Health Obligated Group) 4.25%, 02/15/2043	500	553,110
Series 2018A 5.00%, 02/15/2048	1,000	1,174,210
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	735,876
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020A 5.00%, 12/01/2036	1,575	1,832,040
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 07/01/2032	1,000	1,161,820
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) 5.00%, 09/01/2040-09/01/2055	390	448,405
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/2025	420	457,603
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,744,510

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission Series 2012B 5.00%, 01/01/2029	$1,250	$1,306,075
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) 4.00%, 12/01/2040	750	814,702
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017B 5.00%, 10/01/2036	500	544,105
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	1,100	1,276,759
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/2032	1,000	1,169,400
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017A 4.00%, 10/01/2034	800	899,848
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019A 4.00%, 08/01/2031	50	61,804
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	870,150
New Prague Independent School District No. 721 Series 2015A 4.00%, 02/01/2032	1,000	1,117,320
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019A 3.00%, 02/01/2038	1,000	1,099,170
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,375,066
Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 01/01/2047	2,000	2,464,400

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

St. Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/2029	$1,445	$1,448,078
State of Minnesota Series 2019A 5.00%, 08/01/2037	1,000	1,325,840
University of Minnesota Series 2014B 4.00%, 01/01/2032	2,000	2,182,740
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,719,000

Total Municipal Obligations (cost $51,024,059)		54,956,001

	Shares
SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(b)(c)(d) (cost $1,226,757)	1,226,757	1,226,757

Total Investments – 98.1% (cost $52,250,816)		56,182,758
Other assets less liabilities – 1.9%		1,114,827

Net Assets – 100.0%		$57,297,585

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,410	01/15/2028	1.230%	CPI	#	Maturity	$76,296	$—	$76,296
USD	1,070	01/15/2028	0.735%	CPI	#	Maturity	101,888	—	101,888
USD	400	01/15/2030	1.572%	CPI	#	Maturity	15,609	—	15,609
USD	400	01/15/2030	1.587%	CPI	#	Maturity	14,955	—	14,955
USD	195	01/15/2030	1.714%	CPI	#	Maturity	4,574	—	4,574
USD	195	01/15/2030	1.731%	CPI	#	Maturity	4,208	—	4,208

							$217,530	$—	$217,530

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	169	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	$7,812	$—	$7,812
USD	381	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	18,586	—	18,586
USD	19,215	11/12/2039	3 Month LIBOR	3.320%	Quarterly/ Semi- Annual	7,319,907	—	7,319,907
USD	11,985	11/01/2049	3.137%	3 Month LIBOR	Semi- Annual/ Quarterly	(5,753,621)	—	(5,753,621)

						$1,592,684	$—	$1,592,684

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.120%	SIFMA	*	Quarterly	$(38,532)	$—	$(38,532)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	(38,939)	—	(38,939)

								$(77,471)	$—	$(77,471)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2020 and the aggregate market value of this security amounted to $558,469 or 0.97% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.0% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 97.1%
New Jersey – 77.0%
City of Jersey City NJ Series 2017A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,857,475
City of Ocean City NJ 2.25%, 09/15/2032	1,825	1,890,974
County of Hudson NJ (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,874,144
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,568,078
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016A 5.00%, 06/01/2041	1,000	1,084,830
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2030	1,000	1,070,830
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,094,510
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,164,310
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,107,520
5.50%, 01/01/2027	1,000	1,125,300
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,178,240
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,129,896

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	$1,165	$1,221,479
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 07/01/2034	2,500	2,882,575
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	2,000	2,400,860
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	357,869
AGC Series 2004A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,351,838
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 07/01/2022	45	45,165
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,950	2,371,492
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,835	2,250,958
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016A 5.00%, 07/01/2033	1,000	1,198,960
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,201,023
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 06/15/2041	1,250	1,396,338

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018A 5.00%, 12/15/2035	$1,750	$2,069,952
New Jersey Turnpike Authority Series 2019A 5.00%, 01/01/2048	680	837,576
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,550,266
Rahway Valley Sewerage Authority (The) NATL Series 2005A Zero Coupon, 09/01/2035	3,445	2,575,689
State of New Jersey 5.00%, 06/01/2029	3,000	3,826,770
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	2,675	3,080,262
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 08/15/2023	1,220	1,224,953
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	3,060	3,195,283

		59,185,415

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	100	110,843

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	145	183,612

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	115,867

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 5.00%, 06/01/2055	$100	$104,381

Guam – 2.3%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	805	938,745
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2046	720	812,138

		1,750,883

Idaho – 1.4%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 07/15/2031	1,000	1,101,910

Illinois – 1.8%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	305	333,896
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	1,000	1,074,390

		1,408,286

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)	100	120,348

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	54,882

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	500	71,810

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 7.9%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	$3,250	$3,396,152
Series 2014 5.00%, 09/01/2031	1,100	1,258,400
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/2022	1,380	1,388,929

		6,043,481

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	265	246,394

Ohio – 1.3%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	605	679,869
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	280	282,100

		961,969

Puerto Rico – 1.9%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	155	181,212
NATL Series 2007V 5.25%, 07/01/2029	155	163,303
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	118,874
AGC Series 2007N 5.25%, 07/01/2036	165	195,354
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	$104	$86,533
Series 2019A 4.329%, 07/01/2040	70	74,653
5.00%, 07/01/2058	305	335,643

		1,465,322

South Carolina – 0.9%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	570	687,306

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	145	144,404
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	260	116,732

		261,136

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	260,141

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)(b)	210	235,945

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2034(a)	200	214,896

Total Municipal Obligations (cost $69,427,682)		74,584,827

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(c)(d)(e) (cost $267,776)	267,776	$267,776

Total Investments – 97.4% (cost $69,695,458)		74,852,603
Other assets less liabilities – 2.6%		1,992,778

Net Assets – 100.0%		$76,845,381

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,070	01/15/2028	1.230%	CPI	#	Maturity	$112,009	$—	$112,009
USD	1,640	01/15/2028	0.735%	CPI	#	Maturity	156,165	—	156,165
USD	515	01/15/2030	1.572%	CPI	#	Maturity	20,097	—	20,097
USD	515	01/15/2030	1.587%	CPI	#	Maturity	19,254	—	19,254
USD	110	01/15/2030	1.714%	CPI	#	Maturity	2,580	—	2,580
USD	110	01/15/2030	1.731%	CPI	#	Maturity	2,374	—	2,374

							$312,479	$—	$312,479

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,640	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$63,087	$—	$63,087
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	88,264	—	88,264
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	11,510	—	11,510
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	27,368	—	27,368

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,600	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	$(18,788)	$—	$(18,788)
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	149,419	—	149,419

						$320,860	$—	$320,860

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA	*	Quarterly	$(56,991)	$—	$(56,991)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA	*	Quarterly	(57,593)	—	(57,593)

								$(114,584)	$—	$(114,584)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $1,574,598 or 2.0% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 21.7% and 6.6%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.1%
Long-Term Municipal Bonds – 95.0%
Ohio – 77.6%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) 4.00%, 11/15/2035	$1,000	$1,148,410
American Municipal Power, Inc. 4.00%, 02/15/2039	1,000	1,192,520
Series 2016A 5.00%, 02/15/2034	2,000	2,371,720
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,070	1,202,412
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/2042	505	554,515
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	1,700	2,039,235
City of Cleveland OH 5.00%, 12/01/2028	25	27,228
City of Middleburg Heights OH (Southwest General Health Center) 4.00%, 08/01/2041	1,100	1,275,241
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,388,079
Cleveland Municipal School District Series 2015A 5.00%, 12/01/2033	3,000	3,317,040
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	1,370	1,590,063
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2042	1,650	2,009,089
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,620,990
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	190	203,292

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 05/20/2032	$770	$772,441
5.80%, 05/20/2044	1,150	1,153,116
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	160	160,202
Series 2013 5.625%, 07/01/2047	865	878,304
County of Franklin OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/2047	1,150	1,385,715
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,034,700
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/2031	4,305	4,860,689
County of Hardin OH (Ohio Northern University) 5.25%, 05/01/2040	500	504,410
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	200	208,686
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	450	202,037
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,153,240
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040	575	493,954
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,328,080
Miami University/Oxford OH Series 2020A 5.00%, 09/01/2036	1,000	1,315,360

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northeast Ohio Regional Sewer District 3.00%, 11/15/2035	$1,935	$2,211,918
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,065	1,072,987
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	105	105,788
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	640	664,934
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	622,580
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	3,984,142
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) 4.00%, 04/01/2040	415	460,675
State of Ohio (Premier Health Partners Obligated Group) 4.00%, 11/15/2040-11/15/2041	2,035	2,236,877
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020A 4.00%, 01/15/2038	800	917,584
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	3,210	3,508,851
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	1,270	1,341,844
University of Akron (The) Series 2014A 5.00%, 01/01/2032	3,080	3,408,082

		56,927,030

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	$100	$110,843
5.25%, 05/01/2044(a)	100	112,346

		223,189

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	140	177,281

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	115,867

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	231,874
State of California Series 2004 5.25%, 04/01/2029	5	5,020

		236,894

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2037	415	460,156

Florida – 3.5%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,109,160
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	1,300	1,461,018

		2,570,178

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2059	$100	$118,043

Guam – 2.1%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	698,923
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	690	807,095

		1,506,018

Illinois – 0.3%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	210	234,618

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	110	105,828

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	310	312,756

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	54,881

New York – 2.5%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,000	1,146,260
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	635	649,802

		1,796,062

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	395,535

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$100	$116,911
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	118,874
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	270	319,255
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	83,205
Series 2019A 4.329%, 07/01/2040	70	74,652
5.00%, 07/01/2058	265	291,625

		1,267,809

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	125	124,486
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/2029	630	647,754

		772,240

Texas – 3.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	1,000	1,114,920
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	235,836
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	228,287

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	$700	$809,186

		2,388,229

Total Long-Term Municipal Bonds (cost $65,844,040)		69,662,614

Short-Term Municipal Notes – 1.1%
Texas – 1.1%
State of Texas 4.00%, 08/26/2021 (cost $847,838)	825	848,108

Total Municipal Obligations (cost $66,691,878)		70,510,722

	Shares
SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(b)(c)(d) (cost $1,082,530)	1,082,530	1,082,530

Total Investments – 97.6% (cost $67,774,408)		71,593,252
Other assets less liabilities – 2.4%		1,741,436

Net Assets – 100.0%		$73,334,688

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,020	01/15/2028	1.230%	CPI	#	Maturity	$109,304	$—	$109,304
USD	1,520	01/15/2028	0.735%	CPI	#	Maturity	144,738	—	144,738
USD	500	01/15/2030	1.572%	CPI	#	Maturity	19,511	—	19,511
USD	500	01/15/2030	1.587%	CPI	#	Maturity	18,694	—	18,694
USD	150	01/15/2030	1.714%	CPI	#	Maturity	3,519	—	3,519
USD	150	01/15/2030	1.731%	CPI	#	Maturity	3,237	—	3,237

							$299,003	$—	$299,003

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,630	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	$170,609	$—	$170,609
USD	142	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	6,564	—	6,564
USD	318	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	15,513	—	15,513
USD	1,240	11/05/2030	3 Month LIBOR	0.890%	Quarterly/ Semi- Annual	5,416	—	5,416
USD	200	11/05/2050	3 Month LIBOR	1.303%	Quarterly/ Semi- Annual	1,868	—	1,868

						$199,970	$—	$199,970

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA	*	Quarterly	$(54,222)	$—	$(54,222)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	(54,795)	—	(54,795)

								$(109,017)	$—	$(109,017)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $1,408,849 or 1.9% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

See notes to financial statements.

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Pennsylvania – 87.5%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A 5.00%, 04/01/2036	$1,600	$1,940,448
Altoona Area School District
BAM Series 2018 5.00%, 12/01/2039	2,000	2,377,200
Beaver County Industrial Development Authority (Energy Harbor Generation LLC)
Series 2016B 4.25%, 10/01/2047	690	695,175
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC)
Series 2016A 4.375%, 01/01/2035	415	418,113
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018 5.00%, 05/15/2043	500	536,225
Bucks County Water & Sewer Authority
AGM Series 2011 5.00%, 12/01/2029 (Pre-refunded/ETM)	1,255	1,315,114
AGM Series 2015A 5.00%, 12/01/2037	780	905,603
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2018A 5.00%, 11/15/2042	1,000	1,196,380
Chambersburg Area Municipal Authority (Wilson College)
Series 2018 5.75%, 10/01/2043	650	666,295
Chester County Health and Education Facilities Authority (Main Line Health System, Inc. Obligated Group)
Series 2020A 4.00%, 09/01/2040	1,000	1,184,600

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018 5.00%, 03/01/2038(a)	$375	$382,508
City of Philadelphia PA
Series 2014A 5.25%, 07/15/2031	2,500	2,843,275
Series 2017 5.00%, 08/01/2031	1,000	1,238,210
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A 5.00%, 10/01/2036	1,700	2,112,029
Series 2018A 5.00%, 10/01/2048	1,000	1,234,700
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
Series 2018 5.00%, 06/01/2031	2,500	3,170,950
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A 5.00%, 07/01/2034-07/01/2036	2,200	2,736,507
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A 6.00%, 06/01/2046	635	694,506
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	2,440	2,593,183
Delaware County Authority (Elwyn Obligated Group)
Series 2017 5.00%, 06/01/2032	1,625	1,707,680
Delaware County Regional Water Quality Control Authority
Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,193,061
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017 5.00%, 07/01/2033	660	758,974

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group)
Series 2017 5.00%, 12/01/2037	$1,100	$1,190,640
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 5.00%, 11/15/2045	500	584,200
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015 5.75%, 07/01/2035	765	795,807
Northampton County General Purpose Authority
Series 2013A 5.00%, 11/01/2032 (Pre-refunded/ETM)	2,000	2,273,120
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2016B 5.25%, 03/01/2037	520	550,581
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.)
Series 2019A 3.25%, 08/01/2039(a)	270	262,877
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.)
Series 2012A 5.00%, 11/01/2032	2,000	2,150,520
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) 3.00%, 01/01/2025	1,020	1,091,125
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group)
Series 2020A 4.00%, 04/15/2040	670	769,066
Pennsylvania State University (The)
Series 2020A 4.00%, 09/01/2050	500	582,220

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission
Series 2010B-2 5.00%, 12/01/2030 (Pre-refunded/ETM)	$2,185	$2,185,000
Series 2017B 5.00%, 06/01/2036	1,000	1,200,360
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B 5.00%, 12/01/2038-12/01/2043	2,000	2,452,630
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A 6.375%, 06/01/2040	400	403,020
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2030	550	658,378
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) 5.00%, 06/15/2040(a)(b)	1,000	1,142,270
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2 5.00%, 04/01/2029	1,000	1,167,180
Philadelphia Parking Authority (The)
Series 2009 5.00%, 09/01/2026	2,725	2,734,183
School District of Philadelphia (The)
Series 2019A 5.00%, 09/01/2044	750	924,787
Scranton School District/PA
BAM Series 2017E 5.00%, 12/01/2033-12/01/2035	1,800	2,215,742
State Public School Building Authority 5.00%, 12/01/2029	1,000	1,230,056
Susquehanna Area Regional Airport Authority
Series 2017 5.00%, 01/01/2035	1,000	1,071,930

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Township of Lower Paxton PA
Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	$1,000	$1,157,800

		60,694,228

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A 5.25%, 05/01/2044(a)	145	162,902

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	135	170,949

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A 6.00%, 07/01/2052(a)	100	115,867

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.)
Series 2017 5.00%, 10/01/2032	215	221,914

Guam – 2.2%
Guam Power Authority
Series 2017A 5.00%, 10/01/2036-10/01/2040	645	752,160
Territory of Guam 5.00%, 11/15/2031	95	102,870
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A 5.125%, 01/01/2042	620	639,505

		1,494,535

Illinois – 0.3%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	215	240,204

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A 5.00%, 06/01/2041	$315	$348,485

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	35	38,417

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ
Series 2018B 5.00%, 06/01/2046	425	489,388

New York – 3.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.)
Series 2015 5.50%, 09/01/2045(a)	195	210,427
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B 5.00%, 11/01/2030	1,735	1,882,874

		2,093,301

Puerto Rico – 1.8%
Puerto Rico Electric Power Authority
AGM Series 2007V 5.25%, 07/01/2031	100	116,911
Puerto Rico Highway & Transportation Authority
AGC Series 2005L 5.25%, 07/01/2041	100	118,874
NATL Series 2005L 5.25%, 07/01/2035	100	105,677
NATL Series 2007N 5.25%, 07/01/2032-07/01/2033	215	227,933
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000 6.625%, 06/01/2026	250	258,125

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 07/01/2029	$100	$83,205
Series 2019A 4.329%, 07/01/2040	65	69,320
5.00%, 07/01/2058	250	275,117

		1,255,162

South Carolina – 0.8%
South Carolina Public Service Authority
Series 2016B 5.00%, 12/01/2041	470	566,726

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A 5.00%, 12/01/2035(a)	120	119,507

Total Municipal Obligations (cost $63,177,259)		68,011,585

	Shares
SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(c)(d)(e) (cost $1,398,732)	1,398,732	1,398,732

Total Investments – 100.1% (cost $64,575,991)		69,410,317
Other assets less liabilities – (0.1)%		(60,358)

Net Assets – 100.0%		$69,349,959

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	$106,598	$—	$106,598
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	139,025	—	139,025
USD	475	01/15/2030	1.572%	CPI#	Maturity	18,535	—	18,535

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	475	01/15/2030	1.587%	CPI#	Maturity	$17,759	$—	$17,759
USD	95	01/15/2030	1.714%	CPI#	Maturity	2,228	—	2,228
USD	95	01/15/2030	1.731%	CPI#	Maturity	2,050	—	2,050

						$286,195	$—	$286,195

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi- Annual	$92,381	$—	$92,381
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi- Annual	10,678	—	10,678
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	25,319	—	25,319
USD	460	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi- Annual	(5,401)	—	(5,401)
USD	240	11/05/2050	3 Month LIBOR	1.303%	Quarterly/ Semi- Annual	2,242	—	2,242

						$125,219	$—	$125,219

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA	*	Quarterly	$(52,607)	$—	$(52,607)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	(53,163)	—	(53,163)

								$(105,770)	$—	$(105,770)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $2,567,307 or 3.7% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.9% and 1.9%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 95.5%
Virginia – 68.9%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2045	$4,000	$4,656,200
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015 5.40%, 03/01/2045(a)	585	598,970
Chesapeake Bay Bridge & Tunnel District
Series 2016 5.00%, 07/01/2046	4,000	4,591,720
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012 5.125%, 01/01/2043	600	603,132
City of Newport News VA
Series 2014A 5.00%, 07/15/2030-07/15/2032	2,000	2,321,380
City of Richmond VA
Series 2019A 3.00%, 07/15/2034	3,500	4,033,330
City of Richmond VA Public Utility Revenue
Series 2013A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,169,009
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	11,042,980
City of Suffolk VA
Series 2011 5.00%, 02/01/2026 (Pre-refunded/ETM)	950	957,610
County of Fairfax VA
Series 2020B 0.895%, 10/01/2026	1,000	1,006,500
1.083%, 10/01/2028	2,000	1,984,780
Culpeper County Economic Development Authority (County of Culpeper VA Lease)
Series 2014 4.00%, 06/01/2029	2,955	3,285,990
Dulles Town Center Community Development Authority
Series 2012 4.25%, 03/01/2026	1,000	1,006,230

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Economic Development Authority 4.00%, 04/01/2035 (Pre-refunded/ETM)	$415	$494,199
4.00%, 04/01/2035	1,585	1,791,367
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A 5.00%, 10/01/2034	1,000	1,166,390
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016 5.00%, 10/01/2042	1,200	1,291,248
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2014A 5.00%, 05/15/2044	2,000	2,279,520
Series 2018A 4.00%, 05/15/2048	1,500	1,723,575
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015 5.00%, 06/15/2030-06/15/2031	5,000	5,676,790
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) 0.45%, 12/01/2041	3,000	2,999,190
Hampton Roads Sanitation District
Series 2017A 5.00%, 10/01/2033	3,550	4,504,985
Hampton Roads Transportation Accountability Commission
Series 2018A 5.00%, 07/01/2035	4,000	5,074,160
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A 5.00%, 07/01/2042	1,000	1,007,660
Henrico County Economic Development Authority
Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,180,860

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C 5.00%, 12/01/2037	$765	$831,218
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2016 4.00%, 01/01/2031	1,500	1,536,585
Lynchburg Economic Development Authority (Centra Health Obligated Group)
Series 2017A 5.00%, 01/01/2047	1,750	1,990,328
Mosaic District Community Development Authority
Series 2011A 6.875%, 03/01/2036	250	254,083
Norfolk Airport Authority/VA 5.00%, 07/01/2043	2,870	3,459,842
Norfolk Economic Development Authority
Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,394,524
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017 5.55%, 01/01/2037(a)	1,000	1,035,910
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015 5.00%, 10/15/2035	1,750	2,113,615
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) 4.00%, 07/01/2036-07/01/2038	2,550	3,059,651
Roanoke Economic Development Authority (Lynchburg College)
Series 2018A 5.00%, 09/01/2033-09/01/2043	3,660	4,100,730
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) 5.00%, 12/01/2039	1,000	1,127,260

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016 5.00%, 09/01/2031	$1,000	$1,037,310
Tobacco Settlement Financing Corp./VA
Series 2007B1 5.00%, 06/01/2047	2,400	2,412,120
Virginia College Building Authority (Marymount University)
Series 2015A 5.00%, 07/01/2030(a)	1,615	1,662,852
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2019B 3.00%, 02/01/2037	9,140	10,074,108
Virginia Commonwealth University Health System Authority
Series 2011 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,000	1,028,130
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group)
Series 2017B 5.00%, 07/01/2046	2,000	2,385,780
Virginia Port Authority
Series 2016B 5.00%, 07/01/2035-07/01/2036	6,160	7,406,052
Virginia Resources Authority
Series 2011B 5.00%, 11/01/2026 (Pre-refunded/ETM)	4,980	5,196,281
5.00%, 11/01/2026	20	20,874
Series 2016C 4.00%, 11/01/2034	2,000	2,336,780
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013 5.00%, 10/01/2025	4,000	4,541,600
Virginia Small Business Financing Authority (95 Express Lanes LLC) 5.00%, 07/01/2049	2,000	2,067,060
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2049	3,500	3,983,910

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Covanta Holding Corp.)
Series 2018 5.00%, 01/01/2048(a)	$1,000	$1,030,190
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012 5.25%, 01/01/2032	2,500	2,626,500
5.50%, 01/01/2042	1,000	1,046,310
Virginia Small Business Financing Authority (Hampton University)
Series 2014 5.25%, 10/01/2029	4,125	4,833,221
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	430	491,180
Series 2017 5.00%, 12/31/2052	3,350	3,820,105
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 4.00%, 01/01/2051	1,500	1,641,630
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,069,625

		154,063,139

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A 5.25%, 05/01/2044(a)	400	449,384

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	420	531,842

Arizona – 2.4%
Arizona Sports & Tourism Authority
Series 2012A 5.00%, 07/01/2029	3,945	4,141,066

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A 6.00%, 07/01/2052(a)	$200	$231,734
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007 5.00%, 12/01/2037	705	996,384

		5,369,184

District of Columbia – 11.2%
Metropolitan Washington Airports Authority
Series 2012A 5.00%, 10/01/2030	1,000	1,070,700
Series 2016A 5.00%, 10/01/2035	1,200	1,430,988
Series 2018A 5.00%, 10/01/2036-10/01/2048	8,000	9,701,010
Series 2020A 4.00%, 10/01/2035	2,000	2,360,120
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B 6.50%, 10/01/2044	4,300	5,639,063
Washington Metropolitan Area Transit Authority
Series 2017A 5.00%, 07/01/2032	3,950	4,920,989

		25,122,870

Florida – 1.3%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012 5.00%, 10/01/2027	400	413,264
5.25%, 10/01/2030	1,000	1,034,320
Washington Metropolitan Area Transit Authority
Series 2017A 5.00%, 07/01/2031	1,145	1,433,002

		2,880,586

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2039-01/01/2056	355	428,140

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 1.4%
Guam Department of Education (Guam Department of Education COP) 5.00%, 02/01/2040	$1,095	$1,141,198
Guam Power Authority
Series 2017A 5.00%, 10/01/2036	1,630	1,913,147
Territory of Guam 5.00%, 11/15/2031	95	102,870

		3,157,215

Illinois – 1.1%
Metropolitan Pier & Exposition Authority
Series 2015B 5.00%, 12/15/2045	2,200	2,363,658

Michigan – 0.8%
City of Detroit MI 5.00%, 04/01/2036	85	93,299
Michigan Public Power Agency
Series 2012A 5.00%, 01/01/2032	1,575	1,637,464

		1,730,763

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 07/01/2058(a)	500	71,810

New York – 1.9%
Metropolitan Transportation Authority
5.00%, 11/15/2027	1,750	2,005,955
Series 2011D 5.00%, 11/15/2029 (Pre-refunded/ETM)	1,010	1,056,419
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011 5.00%, 07/01/2028	1,090	1,115,408

		4,177,782

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015 4.70%, 07/01/2037	$560	$563,646

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC)
Series 2016A 4.375%, 06/01/2033	600	604,500

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority
AGM Series 2007V 5.25%, 07/01/2031	235	274,741
NATL Series 2007V 5.25%, 07/01/2035	100	106,070
Puerto Rico Highway & Transportation Authority
AGC Series 2005L 5.25%, 07/01/2041	220	261,523
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	415	490,688
NATL Series 2005L 5.25%, 07/01/2035	110	116,245
NATL Series 2007N 5.25%, 07/01/2032	100	105,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000 6.625%, 06/01/2026	615	634,987
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007 6.00%, 07/01/2025	100	105,934
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 07/01/2029	223	185,547
Series 2019A 4.329%, 07/01/2040	180	191,963
5.00%, 07/01/2058	955	1,050,949

		3,524,597

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.1%
South Carolina Public Service Authority
Series 2014A 5.00%, 12/01/2049	$205	$231,031

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A 5.00%, 12/01/2035(a)	295	293,788

Texas – 1.2%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018 4.625%, 10/01/2031(a)	520	552,136
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B 5.00%, 11/15/2036	1,150	1,014,610
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013 6.75%, 06/30/2043	1,000	1,139,880

		2,706,626

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018 5.00%, 01/01/2044	650	720,252
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012 5.00%, 10/01/2032	400	412,956
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2019A 5.00%, 01/01/2055(a)	100	103,595

		1,236,803

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.8%
Wisconsin Health & Educational Facilities Authority
Series 2012C 5.00%, 08/15/2032 (Pre-refunded/ETM)	$2,700	$2,918,241
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A 5.00%, 01/01/2024	1,000	1,105,929

		4,024,170

Total Long-Term Municipal Bonds (cost $198,756,110)		213,531,534

Short-Term Municipal Notes – 1.5%
Texas – 1.5%
State of Texas
4.00%, 08/26/2021 (cost $3,391,352)	3,300	3,392,433

Total Municipal Obligations (cost $202,147,462)		216,923,967

	Shares
SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.04%(b)(c)(d) (cost $3,626,966)	3,626,966	3,626,966

Total Investments – 98.6% (cost $205,774,428)		220,550,933
Other assets less liabilities – 1.4%		3,194,498

Net Assets – 100.0%		$223,745,431

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	$271,636	$—	$271,636
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	356,133	—	356,133
USD	1,475	01/15/2030	1.572%	CPI#	Maturity	57,558	—	57,558

abfunds.com	AB MUNICIPAL INCOME FUND II | 91

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,475	01/15/2030	1.587%	CPI#	Maturity	$55,146	$—	$55,146
USD	1,030	01/15/2030	1.714%	CPI#	Maturity	24,160	—	24,160
USD	1,030	01/15/2030	1.731%	CPI#	Maturity	22,227	—	22,227

						$786,860	$—	$786,860

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,661	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi- Annual	$81,030	$—	$81,030
USD	5,090	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi- Annual	(59,768)	—	(59,768)

						$21,262	$—	$21,262

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.120%	SIFMA	*	Quarterly	$(136,824)	$—	$(136,824)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA	*	Quarterly	(138,270)	—	(138,270)

								$(275,094)	$—	$(275,094)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $6,562,211 or 2.9% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.7% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 93

STATEMENT OF ASSETS & LIABILITIES

November 30, 2020 (unaudited)

	AB Arizona	AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $105,470,183 and $182,450,328, respectively)	$112,380,528	$195,278,470
Affiliated issuers (cost $550,988 and $7,274,444, respectively)	550,988	7,274,444
Cash collateral due from broker	791,007	1,119,605
Interest receivable	1,917,032	2,797,906
Receivable for shares of beneficial interest sold	56,228	170,347
Receivable for variation margin on centrally cleared swaps	26,494	37,767
Affiliated dividends receivable	51	185

Total assets	115,722,328	206,678,724

Liabilities
Payable for shares of beneficial interest redeemed	172,946	131,266
Unrealized depreciation on interest rate swaps	155,407	280,661
Distribution fee payable	27,358	38,166
Advisory fee payable	21,560	52,200
Dividends payable	14,894	95,544
Administrative fee payable	10,200	6,651
Trustees’ fees payable	3,510	3,882
Transfer Agent fee payable	3,238	4,448
Accrued expenses	47,895	60,341

Total liabilities	457,008	673,159

Net Assets	$115,265,320	$206,005,565

Composition of Net Assets
Shares of beneficial interest, at par	$101,751	$178,654
Additional paid-in capital	109,405,321	190,237,035
Distributable earnings	5,758,248	15,589,876

	$115,265,320	$206,005,565

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$108,046,032	9,536,943	$11.33	*

Class C	$7,219,288	638,139	$11.31

AB Massachusetts Portfolio

Class A	$118,710,143	10,291,231	$11.54	*

Class C	$18,565,302	1,612,296	$11.51

Advisor Class	$68,730,120	5,961,869	$11.53

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.68 and $11.90, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $51,024,059 and $69,427,682, respectively)	$54,956,001		$74,584,827
Affiliated issuers (cost $1,226,757 and $267,776, respectively)	1,226,757		267,776
Cash	100,006		– 0	–
Cash collateral due from broker	476,926		433,320
Interest receivable	642,316		1,112,665
Receivable for shares of beneficial interest sold	83,324		147,201
Receivable for variation margin on centrally cleared swaps	14,828		15,228
Affiliated dividends receivable	60		13
Receivable for investment securities sold	– 0	–	630,000

Total assets	57,500,218		77,191,030

Liabilities
Unrealized depreciation on interest rate swaps	77,471		114,584
Payable for shares of beneficial interest redeemed	33,678		103,556
Audit and tax fee payable	21,971		21,970
Distribution fee payable	14,015		18,654
Printing fee payable	12,335		15,928
Administrative fee payable	11,093		6,632
Dividends payable	7,027		27,929
Transfer Agent fee payable	3,386		3,374
Trustees’ fees payable	3,318		3,367
Advisory fee payable	1,604		8,380
Accrued expenses	16,735		21,275

Total liabilities	202,633		345,649

Net Assets	$57,297,585		$76,845,381

Composition of Net Assets
Shares of beneficial interest, at par	$54,309		$76,998
Additional paid-in capital	52,700,144		71,449,948
Distributable earnings	4,543,132		5,318,435

	$57,297,585		$76,845,381

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$52,774,190	5,002,557	$10.55	*

Class C	$4,523,395	428,306	$10.56

AB New Jersey Portfolio

Class A	$70,927,454	7,107,195	$9.98	*

Class C	$5,917,927	592,614	$9.99

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.88 and $10.29, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,691,878 and $63,177,259, respectively)	$70,510,722		$68,011,585
Affiliated issuers (cost $1,082,530 and $1,398,732, respectively)	1,082,530		1,398,732
Cash collateral due from broker	398,611		330,125
Interest receivable	1,034,318		922,993
Receivable for investment securities sold	555,000		– 0	–
Receivable for variation margin on centrally cleared swaps	15,527		14,281
Receivable for shares of beneficial interest sold	6,814		54,255
Affiliated dividends receivable	52		20

Total assets	73,603,574		70,731,991

Liabilities
Unrealized depreciation on interest rate swaps	109,017		105,770
Payable for shares of beneficial interest redeemed	58,714		45,294
Audit and tax fee payable	21,667		20,720
Distribution fee payable	17,237		15,958
Dividends payable	13,944		14,018
Administrative fee payable	6,641		6,818
Advisory fee payable	5,783		6,478
Trustees’ fees payable	3,341		3,353
Transfer Agent fee payable	3,071		3,267
Payable for investment securities purchased	– 0	–	1,127,085
Accrued expenses	29,471		33,271

Total liabilities	268,886		1,382,032

Net Assets	$73,334,688		$69,349,959

Composition of Net Assets
Shares of beneficial interest, at par	$71,784		$64,426
Additional paid-in capital	71,817,495		64,228,758
Distributable earnings	1,445,409		5,056,775

	$73,334,688		$69,349,959

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$68,793,063	6,733,676	$10.22	*

Class C	$4,541,625	444,771	$10.21

AB Pennsylvania Portfolio

Class A	$65,563,310	6,090,902	$10.76	*

Class C	$3,786,649	351,670	$10.77

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.54 and $11.09, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $202,147,462)	$216,923,967
Affiliated issuers (cost $3,626,966)	3,626,966
Cash collateral due from broker	1,275,736
Interest receivable	2,812,674
Receivable for shares of beneficial interest sold	44,303
Receivable for variation margin on centrally cleared swaps	40,514
Affiliated dividends receivable	117

Total assets	224,724,277

Liabilities
Payable for shares of beneficial interest redeemed	442,779
Unrealized depreciation on interest rate swaps	275,094
Dividends payable	77,447
Advisory fee payable	64,020
Distribution fee payable	40,978
Administrative fee payable	6,808
Transfer Agent fee payable	4,435
Trustees’ fees payable	3,888
Accrued expenses	63,397

Total liabilities	978,846

Net Assets	$223,745,431

Composition of Net Assets
Shares of beneficial interest, at par	$195,439
Additional paid-in capital	209,775,004
Distributable earnings	13,774,988

$223,745,431

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$145,327,510	12,693,299	$11.45	*

Class C	$15,520,118	1,359,056	$11.42

Advisor Class	$62,897,803	5,491,546	$11.45

*	The maximum offering price per share for Class A shares was $11.80 which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2020 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$1,904,900		$3,237,919
Dividends – Affiliated issuers	1,248		4,146

Total income	1,906,148		3,242,065

Expenses
Advisory fee (see Note B)	260,565		460,260
Distribution fee – Class A	134,396		147,554
Distribution fee – Class C	41,449		101,346
Transfer agency – Class A	19,130		19,569
Transfer agency – Class C	1,525		3,647
Transfer agency – Advisor Class	– 0	–	10,977
Custody and accounting	42,705		48,564
Administrative	38,580		35,900
Audit and tax	22,327		23,272
Legal	15,255		15,582
Registration fees	9,247		12,539
Trustees’ fees	8,332		9,036
Printing	5,657		10,118
Miscellaneous	5,830		8,532

Total expenses	604,998		906,896
Less: expenses waived and reimbursed by the Adviser (see Note B)	(123,669)		(130,838)

Net expenses	481,329		776,058

Net investment income	1,424,819		2,466,007

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(245,084)		(35,859)
Swaps	(323,654)		(610,126)
Net change in unrealized appreciation/depreciation of:
Investments	3,001,997		5,841,932
Swaps	952,790		1,667,863

Net gain on investment transactions	3,386,049		6,863,810

Net Increase in Net Assets from Operations	$4,810,868		$9,329,817

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$835,019	$1,411,431
Dividends – Affiliated issuers	1,059	311

Total income	836,078	1,411,742

Expenses
Advisory fee (see Note B)	127,423	171,124
Distribution fee – Class A	64,834	86,633
Distribution fee – Class C	23,827	33,743
Transfer agency – Class A	19,452	19,294
Transfer agency – Class C	1,902	1,928
Administrative	39,440	35,881
Custody and accounting	37,322	39,946
Audit and tax	23,576	23,576
Legal	14,065	15,615
Printing	8,608	8,886
Trustees’ fees	7,835	8,035
Registration fees	4,201	5,601
Miscellaneous	4,574	6,202

Total expenses	377,059	456,464
Less: expenses waived and reimbursed by the Adviser (see Note B)	(119,688)	(118,843)

Net expenses	257,371	337,621

Net investment income	578,707	1,074,121

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	3,373	185,024
Swaps	363,439	(256,672)
Net change in unrealized appreciation/depreciation of:
Investments	990,498	2,427,704
Swaps	20,695	648,934

Net gain on investment transactions	1,378,005	3,004,990

Net Increase in Net Assets from Operations	$1,956,712	$4,079,111

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,242,371	$1,256,010
Dividends – Affiliated issuers	810	297

Total income	1,243,181	1,256,307

Expenses
Advisory fee (see Note B)	165,222	157,168
Distribution fee – Class A	85,404	82,442
Distribution fee – Class C	25,544	19,493
Transfer agency – Class A	19,421	21,225
Transfer agency – Class C	1,521	1,298
Custody and accounting	39,749	39,962
Administrative	35,890	36,099
Audit and tax	23,272	22,327
Legal	15,168	15,094
Trustees’ fees	8,003	7,998
Printing	6,941	8,790
Registration fees	4,819	5,059
Miscellaneous	5,929	6,585

Total expenses	436,883	423,540
Less: expenses waived and reimbursed by the Adviser (see Note B)	(124,414)	(110,811)

Net expenses	312,469	312,729

Net investment income	930,712	943,578

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	495,411	181,557
Swaps	(34,934)	(98,003)
Net change in unrealized appreciation/depreciation of:
Investments	1,565,242	1,506,547
Swaps	456,581	509,605

Net gain on investment transactions	2,482,300	2,099,706

Net Increase in Net Assets from Operations	$3,413,012	$3,043,284

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,406,898
Dividends – Affiliated issuers	2,360

Total income	3,409,258

Expenses
Advisory fee (see Note B)	491,433
Distribution fee – Class A	176,248
Distribution fee – Class C	84,912
Transfer agency – Class A	23,765
Transfer agency – Class C	3,020
Transfer agency – Advisor Class	10,173
Custody and accounting	50,149
Administrative	36,090
Audit and tax	23,272
Legal	15,627
Printing	11,923
Registration fees	11,444
Trustees’ fees	9,089
Miscellaneous	8,888

Total expenses	956,033
Less: expenses waived and reimbursed by the Adviser (see Note B)	(96,205)

Net expenses	859,828

Net investment income	2,549,430

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(43,821)
Swaps	(145,089)
Net change in unrealized appreciation/depreciation of:
Investments	5,782,795
Swaps	1,244,156

Net gain on investment transactions	6,838,041

Net Increase in Net Assets from Operations	$9,387,471

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,424,819		$3,092,502
Net realized loss on investment transactions	(568,738)		(543,487)
Net change in unrealized appreciation/depreciation of investments	3,954,787		(1,761,991)

Net increase in net assets from operations	4,810,868		787,024
Distributions to Shareholders
Class A	(1,396,585)		(2,861,529)
Class B	– 0	–	(39)
Class C	(76,810)		(195,527)
Transactions in Shares of Beneficial Interest
Net decrease	(2,322,274)		(949,815)

Total increase (decrease)	1,015,199		(3,219,886)
Net Assets
Beginning of period	114,250,121		117,470,007

End of period	$115,265,320		$114,250,121

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,466,007		$5,824,391
Net realized loss on investment transactions	(645,985)		(1,386,055)
Net change in unrealized appreciation/depreciation of investments	7,509,795		(1,008,598)

Net increase in net assets from operations	9,329,817		3,429,738
Distributions to Shareholders
Class A	(1,466,615)		(3,493,629)
Class B	– 0	–	(299)
Class C	(176,536)		(535,855)
Advisor Class	(906,054)		(1,929,414)
Transactions in Shares of Beneficial Interest
Net decrease	(131,552)		(12,361,266)

Total increase (decrease)	6,649,060		(14,890,725)
Net Assets
Beginning of period	199,356,505		214,247,230

End of period	$206,005,565		$199,356,505

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$578,707		$1,371,141
Net realized gain (loss) on investment transactions	366,812		(1,153,970)
Net change in unrealized appreciation/depreciation of investments	1,011,193		1,070,411

Net increase in net assets from operations	1,956,712		1,287,582
Distributions to Shareholders
Class A	(685,063)		(1,351,062)
Class B	– 0	–	(183)
Class C	(44,904)		(98,815)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	1,425,825		(3,087,935)

Total increase (decrease)	2,652,570		(3,250,413)
Net Assets
Beginning of period	54,645,015		57,895,428

End of period	$57,297,585		$54,645,015

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,074,121		$2,570,958
Net realized gain (loss) on investment transactions	(71,648)		1,241,735
Net change in unrealized appreciation/depreciation of investments	3,076,638		(3,672,119)

Net increase in net assets from operations	4,079,111		140,574
Distributions to Shareholders
Class A	(1,043,149)		(2,348,582)
Class B	– 0	–	(137)
Class C	(76,678)		(209,511)
Transactions in Shares of Beneficial Interest
Net decrease	(451,035)		(13,497,976)

Total increase (decrease)	2,508,249		(15,915,632)
Net Assets
Beginning of period	74,337,132		90,252,764

End of period	$76,845,381		$74,337,132

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$930,712		$2,150,272
Net realized gain on investment transactions	460,477		767,288
Net change in unrealized appreciation/depreciation of investments	2,021,823		(1,750,454)

Net increase in net assets from operations	3,413,012		1,167,106
Distributions to Shareholders
Class A	(927,057)		(1,986,190)
Class B	– 0	–	(227)
Class C	(50,350)		(140,940)
Transactions in Shares of Beneficial Interest
Net decrease	(1,402,265)		(10,346,060)

Total increase (decrease)	1,033,340		(11,306,311)
Net Assets
Beginning of period	72,301,348		83,607,659

End of period	$73,334,688		$72,301,348

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$943,578		$2,245,928
Net realized gain on investment transactions	83,554		217,563
Net change in unrealized appreciation/depreciation of investments	2,016,152		(1,106,608)

Net increase in net assets from operations	3,043,284		1,356,883
Distributions to Shareholders
Class A	(930,491)		(2,118,177)
Class B	– 0	–	(182)
Class C	(40,340)		(108,080)
Transactions in Shares of Beneficial Interest
Net decrease	(3,478,739)		(9,601,710)

Total decrease	(1,406,286)		(10,471,266)
Net Assets
Beginning of period	70,756,245		81,227,511

End of period	$69,349,959		$70,756,245

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,549,430		$5,504,436
Net realized loss on investment transactions	(188,910)		(444,807)
Net change in unrealized appreciation/depreciation of investments	7,026,951		(1,734,442)

Net increase in net assets from operations	9,387,471		3,325,187
Distributions to Shareholders
Class A	(1,661,699)		(3,392,118)
Class B	– 0	–	(392)
Class C	(137,460)		(438,827)
Advisor Class	(786,622)		(1,623,602)
Transactions in Shares of Beneficial Interest
Net increase	6,285,453		1,949,149

Total increase (decrease)	13,087,143		(180,603)
Net Assets
Beginning of period	210,658,288		210,838,891

End of period	$223,745,431		$210,658,288

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Portfolios were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in

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NOTES TO FINANCIAL STATEMENTS (continued)

accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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NOTES TO FINANCIAL STATEMENTS (continued)

inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2020:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$112,380,528		$	– 0	–	$112,380,528
Short-Term Investments		550,988		– 0	–		– 0	–	550,988

Total Investments in Securities		550,988		112,380,528			– 0	–	112,931,516
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	438,169			– 0	–	438,169	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	466,007			– 0	–	466,007	(b)
Liabilities:
Interest Rate Swaps		– 0	–	(155,407)			– 0	–	(155,407)

Total		$550,988		$113,129,297		$	– 0	–	$113,680,285

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$195,278,470		$	– 0	–	$195,278,470
Short-Term Investments		7,274,444		– 0	–		– 0	–	7,274,444

Total Investments in Securities		7,274,444		195,278,470			– 0	–	202,552,914
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	796,651			– 0	–	796,651	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	12,740,341			– 0	–	12,740,341	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(7,967,326)			– 0	–	(7,967,326	)(b)
Interest Rate Swaps		– 0	–	(280,661)			– 0	–	(280,661)

Total		$7,274,444		$200,567,475		$	– 0	–	$207,841,919

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$54,956,001		$	– 0	–	$54,956,001
Short-Term Investments		1,226,757		– 0	–		– 0	–	1,226,757

Total Investments in Securities		1,226,757		54,956,001			– 0	–	56,182,758
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	217,530			– 0	–	217,530	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	7,346,305			– 0	–	7,346,305	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(5,753,621)			– 0	–	(5,753,621	)(b)
Interest Rate Swaps		– 0	–	(77,471)			– 0	–	(77,471)

Total		$1,226,757		$56,688,744		$	– 0	–	$57,915,501

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AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$74,584,827		$	– 0	–	$74,584,827
Short-Term Investments		267,776		– 0	–		– 0	–	267,776

Total Investments in Securities		267,776		74,584,827			– 0	–	74,852,603
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	312,479			– 0	–	312,479	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	339,648			– 0	–	339,648	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(18,788)			– 0	–	(18,788	)(b)
Interest Rate Swaps		– 0	–	(114,584)			– 0	–	(114,584)

Total		$267,776		$75,103,582		$	– 0	–	$75,371,358

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$69,662,614		$	– 0	–	$69,662,614
Short-Term Municipal Notes		– 0	–	848,108			– 0	–	848,108
Short-Term Investments		1,082,530		– 0	–		– 0	–	1,082,530

Total Investments in Securities		1,082,530		70,510,722			– 0	–	71,593,252
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	299,003			– 0	–	299,003	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	199,970			– 0	–	199,970	(b)
Liabilities:
Inflation (CPI) Swaps		– 0	–	(109,017)			– 0	–	(109,017)

Total		$1,082,530		$70,900,678		$	– 0	–	$71,983,208

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AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$68,011,585		$	– 0	–	$68,011,585
Short-Term Investments		1,398,732		– 0	–		– 0	–	1,398,732

Total Investments in Securities		1,398,732		68,011,585			– 0	–	69,410,317
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	286,195			– 0	–	286,195	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	130,620			– 0	–	130,620	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(5,401)			– 0	–	(5,401	)(b)
Interest Rate Swaps		– 0	–	(105,770)			– 0	–	(105,770)

Total		$1,398,732		$68,317,229		$	– 0	–	$69,715,961

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$213,531,534		$	– 0	–	$213,531,534
Short-Term Municipal Notes		– 0	–	3,392,433			– 0	–	3,392,433
Short-Term Investments		3,626,966		– 0	–		– 0	–	3,626,966

Total Investments in Securities		3,626,966		216,923,967			– 0	–	220,550,933
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	786,860			– 0	–	786,860	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	81,030			– 0	–	81,030	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(59,768)			– 0	–	(59,768	)(b)
Interest Rate Swaps		– 0	–	(275,094)			– 0	–	(275,094)

Total		$3,626,966		$217,456,995		$	– 0	–	$221,083,961

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	N/A
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2021 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2020, such reimbursements/waivers amounted to $122,266, $126,061, $118,456, $118,406, $123,274, $110,462 and $93,596 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2020, the reimbursement for such services amounted to $38,580, $35,900, $39,440, $35,881, $35,890, $36,099 and $36,090 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2020, such compensation retained by ABIS amounted to: $8,976,

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$10,597, $9,020, $8,881, $9,002, $8,870 and $11,371 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2020, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$133		$	– 0	–	$597
AB Massachusetts	– 0	–		4,545		356
AB Minnesota	11			– 0	–	– 0	–
AB New Jersey	19			– 0	–	170
AB Ohio	104			– 0	–	177
AB Pennsylvania	78			– 0	–	185
AB Virginia	67			– 0	–	1,191

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2020, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$1,403	Ohio	$1,140
Massachusetts	4,777	Pennsylvania	349
Minnesota	1,232	Virginia	2,609
New Jersey	437

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A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2020 is as follows:

Portfolio	Market Value 5/31/20 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/20 (000)	Dividend Income (000)
AB Arizona	$3,018		$8,679	$11,146	$551	$1
AB Massachusetts	8,789		19,783	21,298	7,274	4
AB Minnesota	3,001		6,957	8,731	1,227	1
AB New Jersey	– 0	–	8,308	8,040	268	0	*
AB Ohio	137		11,401	10,455	1,083	1
AB Pennsylvania	761		8,022	7,384	1,399	0	*
AB Virginia	2,955		23,196	22,524	3,627	2

*	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Portfolios’ investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Portfolios subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

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NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,288,494
AB Massachusetts	4,170,325
AB Minnesota	2,889,610
AB New Jersey	3,845,454
AB Ohio	4,093,184
AB Pennsylvania	3,611,289
AB Virginia	3,541,773

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2020, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$4,826,735	$	– 0	–	$3,214,941	$	– 0	–
AB Massachusetts	9,445,535		– 0	–	5,029,444		– 0	–
AB Minnesota	4,542,271		– 0	–	1,178,520		– 0	–
AB New Jersey	5,401,988		– 0	–	6,697,661		– 0	–
AB Ohio	8,777,372		– 0	–	11,100,548		– 0	–
AB Pennsylvania	4,709,412		– 0	–	6,902,397		– 0	–
AB Virginia	21,346,143		– 0	–	9,625,377		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$8,181,466	$(522,352)	$7,659,114
AB Massachusetts	26,709,708	(8,592,444)	18,117,264
AB Minnesota	11,520,204	(5,855,519)	5,664,685
AB New Jersey	6,079,470	(403,570)	5,675,900
AB Ohio	4,668,266	(459,466)	4,208,800
AB Pennsylvania	5,321,367	(181,397)	5,139,970
AB Virginia	16,014,337	(704,804)	15,309,533

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the

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respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of

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cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2020, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the

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net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2020, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended November 30, 2020, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$904,176	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	$155,407

Total		$904,176			$155,407

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(323,654)	$952,790

Total		$(323,654)	$952,790

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$13,537,109	*	Receivable/Payable for variation margin on centrally cleared swaps	$7,967,326	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	280,661

Total		$13,537,109			$8,247,987

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(610,126)	$1,667,863

Total		$(610,126)	$1,667,863

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$7,563,835	*	Receivable/Payable for variation margin on centrally cleared swaps	$5,753,621	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	77,471

Total		$7,563,835			$5,831,092

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$363,439	$20,695

Total		$363,439	$20,695

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$652,127	*	Receivable/Payable for variation margin on centrally cleared swaps	$18,788	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	114,584

Total		$652,127			$133,372

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(256,672)	$648,934

Total		$(256,672)	$648,934

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$498,973	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	$109,017

Total		$498,973			$109,017

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(34,934)	$456,581

Total		$(34,934)	$456,581

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$416,815	*	Receivable/Payable for variation margin on centrally cleared swaps	$5,401	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	105,770

Total		$416,815			$111,171

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(98,003)	$509,605

Total		$(98,003)	$509,605

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$867,890	*	Receivable/Payable for variation margin on centrally cleared swaps	$59,768	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	275,094

Total		$867,890			$334,862

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(145,089)	$1,244,156

Total		$(145,089)	$1,244,156

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2020:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$3,350,000
Inflation Swaps:
Average notional amount	$12,876,400	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,742,143
Centrally Cleared Inflation Swaps:
Average notional amount	$9,000,000

(a)	Positions were open for four months during the period.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$6,050,000
Inflation Swaps:
Average notional amount	$23,816,400	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$70,295,000
Centrally Cleared Inflation Swaps:
Average notional amount	$16,160,857

(a) Positions were open for four months during the period. AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$1,670,000
Inflation Swaps:
Average notional amount	$6,399,800	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$32,645,714
Centrally Cleared Inflation Swaps:
Average notional amount	$4,420,000

(a) Positions were open for four months during the period. AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$2,470,000
Inflation Swaps:
Average notional amount	$10,485,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,194,286
Centrally Cleared Inflation Swaps:
Average notional amount	$6,111,857

(a) Positions were open for four months during the period. AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$2,350,000
Inflation Swaps:
Average notional amount	$9,410,400	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,581,429
Centrally Cleared Inflation Swaps:
Average notional amount	$5,658,571

(a)	Positions were open for four months during the period.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$2,280,000
Inflation Swaps:
Average notional amount	$9,222,200	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,434,286
Centrally Cleared Inflation Swaps:
Average notional amount	$5,654,143

(a) Positions were open for four months during the period. AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$5,930,000
Inflation Swaps:
Average notional amount	$22,893,800	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$13,982,429
Centrally Cleared Inflation Swaps:
Average notional amount	$16,567,143

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$155,407	$	– 0	–	$(155,407)	$	– 0	–	$	– 0	–

Total	$155,407	$	– 0	–	$(155,407)	$	– 0	–	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$280,661	$	– 0	–	$(270,000)	$	– 0	–	$10,661

Total	$280,661	$	– 0	–	$(270,000)	$	– 0	–	$10,661	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$77,471	$	– 0	–	$	– 0	–	$	– 0	–	$77,471

Total	$77,471	$	– 0	–	$	– 0	–	$	– 0	–	$77,471	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$114,584	$	– 0	–	$	– 0	–	$	– 0	–	$114,584

Total	$114,584	$	– 0	–	$	– 0	–	$	– 0	–	$114,584	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$109,017	$	– 0	–	$	– 0	–	$	– 0	–	$109,017

Total	$109,017	$	– 0	–	$	– 0	–	$	– 0	–	$109,017	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

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NOTES TO FINANCIAL STATEMENTS (continued)

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$105,770	$	– 0	–	$	– 0	–	$	– 0	–	$105,770

Total	$105,770	$	– 0	–	$	– 0	–	$	– 0	–	$105,770	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$275,094	$	– 0	–	$(260,000)	$	– 0	–	$15,094

Total	$275,094	$	– 0	–	$(260,000)	$	– 0	–	$15,094	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

AB Arizona Portfolio
Shares	Amount
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020

Class A
Shares sold	404,002	1,094,199	$4,525,822	$12,324,481

Shares issued in reinvestment of dividends	71,159	142,601	799,549	1,604,623

Shares converted from Class B	– 0	–	452	– 0	–	5,096

Shares converted from Class C	63,977	207,677	716,339	2,348,240

Shares redeemed	(570,873)	(1,256,718)	(6,404,226)	(14,109,636)

Net increase (decrease)	(31,735)	188,211	$(362,516)	$2,172,804

Class B
Shares sold	– 0	–	9	$	– 0	–	$100

Shares issued in reinvestment of dividends	– 0	–	3	– 0	–	36

Shares converted to Class A	– 0	–	(453)	– 0	–	(5,096)

Shares redeemed	– 0	–	– 0	–	– 0	–	(2)

Net decrease	– 0	–	(441)	$	– 0	–	$(4,962)

Class C
Shares sold	5,109	74,518	$56,850	$841,646

Shares issued in reinvestment of dividends	4,581	11,040	51,383	124,084

Shares converted to Class A	(64,058)	(208,009)	(716,339)	(2,348,240)

Shares redeemed	(120,517)	(154,367)	(1,351,652)	(1,735,147)

Net decrease	(174,885)	(276,818)	$(1,959,758)	$(3,117,657)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Massachusetts Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	541,949		851,435		$6,184,913		$9,664,689

Shares issued in reinvestment of dividends and distributions	76,021		173,013		868,911		1,959,927

Shares converted from Class B	– 0	–	2,844		– 0	–	32,169

Shares converted from Class C	431,540		476,877		4,932,244		5,396,602

Shares redeemed	(1,031,680)		(2,487,439)		(11,767,060)		(28,046,622)

Net increase (decrease)	17,830		(983,270)		$219,008		$(10,993,235)

Class B
Shares issued in reinvestment of dividends and distributions	– 0	–	25	$	– 0	–	$282

Shares converted to Class A	– 0	–	(2,852)		– 0	–	(32,169)

Shares redeemed	– 0	–	(2)		– 0	–	(32)

Net decrease	– 0	–	(2,829)	$	– 0	–	$(31,919)

Class C
Shares sold	61,656		105,259		$702,965		$1,197,726

Shares issued in reinvestment of dividends and distributions	12,539		36,697		142,995		414,947

Shares converted to Class A	(432,296)		(477,722)		(4,932,244)		(5,396,602)

Shares redeemed	(89,950)		(213,747)		(1,024,281)		(2,412,287)

Net decrease	(448,051)		(549,513)		$(5,110,565)		$(6,196,216)

Advisor Class
Shares sold	1,018,511		2,058,002		$11,625,732		$23,196,865

Shares issued in reinvestment of dividends and distributions	35,279		79,474		403,111		900,085

Shares redeemed	(638,034)		(1,726,374)		(7,268,838)		(19,236,846)

Net increase	415,756		411,102		$4,760,005		$4,860,104

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Minnesota Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	214,545		405,259		$2,236,066		$4,209,906

Shares issued in reinvestment of dividends and distributions	40,903		76,666		428,319		797,133

Shares converted from Class B	– 0	–	2,984		– 0	–	31,044

Shares converted from Class C	52,837		121,799		550,359		1,268,789

Shares redeemed	(123,103)		(786,381)		(1,286,034)		(8,065,401)

Net increase (decrease)	185,182		(179,673)		$1,928,710		$(1,758,529)

Class B
Shares issued in reinvestment of dividends and distributions	– 0	–	17	$	– 0	–	$174

Shares converted to Class A	– 0	–	(2,981)		– 0	–	(31,044)

Shares redeemed	– 0	–	(16)		– 0	–	(157)

Net decrease	– 0	–	(2,980)	$	– 0	–	$(31,027)

Class C
Shares sold	27,406		71,829		$284,939		$744,273

Shares issued in reinvestment of dividends and distributions	3,743		7,711		39,224		80,268

Shares converted to Class A	(52,775)		(121,682)		(550,359)		(1,268,789)

Shares redeemed	(26,381)		(83,418)		(276,689)		(854,131)

Net decrease	(48,007)		(125,560)		$(502,885)		$(1,298,379)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB New Jersey Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	360,347		531,591		$3,569,870		$5,269,281

Shares issued in reinvestment of dividends	57,277		118,013		565,617		1,162,460

Shares converted from Class B	– 0	–	1,415		– 0	–	13,969

Shares converted from Class C	222,871		173,710		2,195,091		1,715,895

Shares redeemed	(458,975)		(2,028,714)		(4,520,820)		(19,506,318)

Net increase (decrease)	181,520		(1,203,985)		$1,809,758		$(11,344,713)

Class B
Shares sold	– 0	–	28	$	– 0	–	$273

Shares issued in reinvestment of dividends	– 0	–	13		– 0	–	129

Shares converted to Class A	– 0	–	(1,415)		– 0	–	(13,969)

Net decrease	– 0	–	(1,374)	$	– 0	–	$(13,567)

Class C
Shares sold	16,449		54,442		$162,785		$538,430

Shares issued in reinvestment of dividends	5,817		15,529		57,448		153,002

Shares converted to Class A	(222,771)		(173,563)		(2,195,091)		(1,715,895)

Shares redeemed	(28,902)		(114,908)		(285,935)		(1,115,233)

Net decrease	(229,407)		(218,500)		$(2,260,793)		$(2,139,696)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Ohio Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	73,688		305,426		$744,639		$3,093,261

Shares issued in reinvestment of dividends	53,752		111,496		544,776		1,120,456

Shares converted from Class B	– 0	–	2,725		– 0	–	27,398

Shares converted from Class C	117,820		121,857		1,189,089		1,220,137

Shares redeemed	(249,139)		(1,348,204)		(2,517,705)		(13,550,356)

Net decrease	(3,879)		(806,700)		$(39,201)		$(8,089,104)

Class B
Shares sold	– 0	–	90	$	– 0	–	$901

Shares issued in reinvestment of dividends	– 0	–	21		– 0	–	214

Shares converted to Class A	– 0	–	(2,728)		– 0	–	(27,398)

Net decrease	– 0	–	(2,617)	$	– 0	–	$(26,283)

Class C
Shares sold	20,532		17,853		$209,210		$180,625

Shares issued in reinvestment of dividends	3,844		10,442		38,911		104,884

Shares converted to Class A	(117,896)		(121,881)		(1,189,089)		(1,220,137)

Shares redeemed	(41,726)		(129,719)		(422,096)		(1,296,045)

Net decrease	(135,246)		(223,305)		$(1,363,064)		$(2,230,673)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Pennsylvania Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	169,869		401,172		$1,811,416		$4,244,299

Shares issued in reinvestment of dividends	53,289		110,731		568,903		1,173,495

Shares converted from Class B	– 0	–	1,764		– 0	–	18,676

Shares converted from Class C	34,191		151,216		364,243		1,607,772

Shares redeemed	(536,936)		(1,354,392)		(5,710,254)		(14,124,846)

Net decrease	(279,587)		(689,509)		$(2,965,692)		$(7,080,604)

Class B
Shares sold	– 0	–	51	$	– 0	–	$543

Shares issued in reinvestment of dividends	– 0	–	16		– 0	–	170

Shares converted to Class A	– 0	–	(1,763)		– 0	–	(18,676)

Shares redeemed	– 0	–	(244)		– 0	–	(2,595)

Net decrease	– 0	–	(1,940)	$	– 0	–	$(20,558)

Class C
Shares sold	13,258		4,613		$141,396		$49,200

Shares issued in reinvestment of dividends	2,657		7,572		28,372		80,326

Shares converted to Class A	(34,168)		(151,150)		(364,243)		(1,607,772)

Shares redeemed	(30,032)		(96,857)		(318,572)		(1,022,302)

Net decrease	(48,285)		(235,822)		$(513,047)		$(2,500,548)

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	AB Virginia Portfolio
	Shares			Amount
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31, 2020	Six Months Ended November 30, 2020 (unaudited)			Year Ended May 31, 2020

Class A
Shares sold	494,300		1,235,415		$5,589,062		$13,982,512

Shares issued in reinvestment of dividends	85,676		172,419		972,310		1,939,784

Shares converted from Class B	– 0	–	4,397		– 0	–	49,423

Shares converted from Class C	516,784		550,986		5,855,620		6,213,543

Shares redeemed	(422,731)		(1,323,443)		(4,789,664)		(14,826,167)

Net increase	674,029		639,774		$7,627,328		$7,359,095

Class B
Shares issued in reinvestment of dividends	– 0	–	16	$	– 0	–	$180

Shares converted to Class A	– 0	–	(4,405)		– 0	–	(49,423)

Shares redeemed	– 0	–	0		– 0	–	(13)

Net decrease	– 0	–	(4,389)	$	– 0	–	$(49,256)

Class C
Shares sold	65,670		254,126		$742,687		$2,859,360

Shares issued in reinvestment of dividends	9,768		30,273		110,488		339,870

Shares converted to Class A	(518,118)		(552,456)		(5,855,620)		(6,213,543)

Shares redeemed	(54,477)		(362,719)		(614,860)		(4,039,988)

Net decrease	(497,157)		(630,776)		$(5,617,305)		$(7,054,301)

Advisor Class
Shares sold	745,755		1,792,050		$8,452,978		$20,155,266

Shares issued in reinvestment of dividends	40,187		80,103		456,152		901,693

Shares redeemed	(409,536)		(1,730,287)		(4,633,700)		(19,363,348)

Net increase	376,406		141,866		$4,275,430		$1,693,611

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NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant

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effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolio invests from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During

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periods of very low or negative rates, the Portfolios’ returns would likely be adversely affected.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Portfolios may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process

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for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of

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operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2021 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2020 and May 31, 2019 were as follows:

AB Arizona Portfolio	2020	2019
Distributions paid from:
Ordinary income	$24,802	$32,192

Total taxable distributions	24,802	32,192
Tax exempt distributions	3,032,293	3,200,074

Total distributions paid	$3,057,095	$3,232,266

AB Massachusetts Portfolio	2020	2019
Distributions paid from:
Ordinary income	$336,733	$59,342

Total taxable distributions	336,733	59,342
Tax exempt distributions	5,622,464	6,198,873

Total distributions paid	$5,959,197	$6,258,215

AB Minnesota Portfolio	2020	2019
Distributions paid from:
Ordinary income	$141,697	$6,544

Total taxable distributions	141,697	6,544
Tax exempt distributions	1,308,363	1,574,514

Total distributions paid	$1,450,060	$1,581,058

AB New Jersey Portfolio	2020	2019
Distributions paid from:
Ordinary income	$27,279	$18,050

Total taxable distributions	27,279	18,050
Tax exempt distributions	2,530,951	3,066,235

Total distributions paid	$2,558,230	$3,084,285

AB Ohio Portfolio	2020	2019
Distributions paid from:
Ordinary income	$14,343	$8,232

Total taxable distributions	14,343	8,232
Tax exempt distributions	2,113,014	2,408,020

Total distributions paid	$2,127,357	$2,416,252

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AB Pennsylvania Portfolio	2020	2019
Distributions paid from:
Ordinary income	$9,002	$8,855

Total taxable distributions	9,002	8,855
Tax exempt distributions	2,217,437	2,503,107

Total distributions paid	$2,226,439	$2,511,962

AB Virginia Portfolio	2020	2019
Distributions paid from:
Ordinary income	$109,471	$33,536

Total taxable distributions	109,471	33,536
Tax exempt distributions	5,345,468	5,827,813

Total distributions paid	$5,454,939	$5,861,349

As of May 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)		Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$8,305		$(1,246,890)	$3,675,756	$2,437,171
AB Massachusetts	9,175		(1,652,305)	10,563,540	8,920,410
AB Minnesota	5,167		(1,326,957)	4,646,198	3,324,408
AB New Jersey	4,659		(164,976)	2,552,113	2,391,796
AB Ohio	9,041		(3,084,549)	2,104,010	(971,498)
AB Pennsylvania	– 0	–	(60,368)	3,064,515	3,004,147
AB Virginia	14,229		(1,183,228)	8,225,897	7,056,898

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2020, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. As of May 31, 2020, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,246,890, $1,652,305, $1,326,957, $164,976, $3,084,549, $60,368, and $1,183,228, respectively. During the current fiscal year, AB New Jersey Portfolio, AB Ohio Portfolio, and AB Pennsylvania Portfolio utilized $1,295,377, $873,030, and $296,252 of capital loss carryforwards to offset current year net realized gains.

(c)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps and the tax deferral of losses on wash sales.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

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As of May 31, 2020, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,246,890	$	– 0	–
AB Massachusetts	1,652,305		– 0	–
AB Minnesota	920,657		406,300
AB New Jersey	164,976		– 0	–
AB Ohio	1,909,572		1,174,977
AB Pennsylvania	60,368		– 0	–
AB Virginia	1,183,228		– 0	–

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.01		$ 11.22	$ 10.98	$ 11.16	$ 11.36	$ 11.01

Income From Investment Operations

Net investment income(a)(b)	.14		.30	.32	.32	.34	.35

Net realized and unrealized gain (loss) on investment transactions	.33		(.21)	.24	(.18)	(.20)	.35

Net increase in net asset value from operations	.47		.09	.56	.14	.14	.70

Less: Dividends
Dividends from net investment income	(.15)		(.30)	(.32)	(.32)	(.34)	(.35)

Net asset value, end of period	$ 11.33		$ 11.01	$ 11.22	$ 10.98	$ 11.16	$ 11.36

Total Return

Total investment return based on net asset value(c)	4.25%		.77%	5.19%	1.30%	1.28%	6.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$108,046		$105,315	$105,254	$102,020	$105,539	$106,037

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.78	%^	.78%	.78%	.79%	.78%	.78%

Expenses, before waivers/ reimbursements(d)	.99	%^	1.00%	1.01%	1.00%	.97%	.96%

Net investment income(b)	2.51	%^	2.69%	2.90%	2.92%	3.04%	3.17%

Portfolio turnover rate	3%		13%	12%	12%	12%	11%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.99	$ 11.20	$ 10.96	$ 11.14	$ 11.35	$ 10.99

Income From Investment Operations

Net investment income(a)(b)	.10	.22	.24	.24	.26	.27

Net realized and unrealized gain (loss) on investment transactions	.32	(.22)	.24	(.18)	(.21)	.36

Net increase in net asset value from operations	.42	– 0	–	.48	.06	.05	.63

Less: Dividends
Dividends from net investment income	(.10)	(.21)	(.24)	(.24)	(.26)	(.27)

Net asset value, end of period	$ 11.31	$ 10.99	$ 11.20	$ 10.96	$ 11.14	$ 11.35

Total Return

Total investment return based on net asset value(c)	3.87%	.02%	4.41%	.55%	.44%	5.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,219	$8,935	$12,211	$16,254	$19,454	$25,550

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.53	%^	1.53%	1.53%	1.54%	1.53%	1.53%

Expenses, before waivers/ reimbursements(d)	1.74	%^	1.75%	1.76%	1.75%	1.72%	1.71%

Net investment income(b)	1.77	%^	1.95%	2.15%	2.18%	2.29%	2.43%

Portfolio turnover rate	3%	13%	12%	12%	12%	11%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.15	$ 11.28	$ 11.09	$ 11.35	$ 11.61	$ 11.37

Income From Investment Operations

Net investment income(a)(b)	.14	.31	.33	.32	.33	.35

Net realized and unrealized gain (loss) on investment transactions	.39	(.12)	.19	(.24)	(.24)	.25

Net increase in net asset value from operations	.53	.19	.52	.08	.09	.60

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.32)	(.33)	(.33)	(.35)	(.36)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.32)	(.33)	(.34)	(.35)	(.36)

Net asset value, end of period	$ 11.54	$ 11.15	$ 11.28	$ 11.09	$ 11.35	$ 11.61

Total Return

Total investment return based on net asset value(c)	4.79%	1.67%	4.76%	.75%	.78%	5.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$118,711	$114,592	$126,955	$141,078	$163,988	$189,259

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.77	%^	.77%	.78%	.78%	.77%	.77%

Expenses, before waivers/ reimbursements(d)	.89	%^	.90%	.90%	.89%	.88%	.87%

Net investment income(b)	2.40	%^	2.76%	2.95%	2.89%	2.92%	3.04%

Portfolio turnover rate	3%	13%	12%	19%	13%	15%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.13	$ 11.26	$ 11.07	$ 11.33	$ 11.59	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.09	.23	.24	.24	.25	.26

Net realized and unrealized gain (loss) on investment transactions	.39	(.13)	.20	(.24)	(.25)	.26

Net increase in net asset value from operations	.48	.10	.44	.00	(e)	.00	(e)	.52

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.23)	(.25)	(.25)	(.26)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.10)	(.23)	(.25)	(.26)	(.26)	(.28)

Net asset value, end of period	$ 11.51	$ 11.13	$ 11.26	$ 11.07	$ 11.33	$ 11.59

Total Return

Total investment return based on net asset value(c)	4.32%	.91%	3.99%	(.01)%	.03%	4.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,565	$22,940	$29,381	$36,735	$45,530	$54,482

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.52	%^	1.52%	1.53%	1.53%	1.52%	1.52%

Expenses, before waivers/ reimbursements(d)	1.65	%^	1.65%	1.65%	1.64%	1.63%	1.63%

Net investment income(b)	1.66	%^	2.02%	2.20%	2.14%	2.17%	2.29%

Portfolio turnover rate	3%	13%	12%	19%	13%	15%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,	July 25, 2016(f) to May 31 2017
2020	2019	2018

Net asset value, beginning of period	$ 11.15	$ 11.27	$ 11.08	$ 11.34	$ 11.72

Income From Investment Operations

Net investment income(a)(b)	.15	.34	.35	.35	.30
Net realized and unrealized gain (loss) on investment transactions	.39	(.11)	.20	(.24)	(.36)

Net increase (decrease) in net asset value from operations	.54	.23	.55	.11	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.35)	(.36)	(.36)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.16)	(.35)	(.36)	(.37)	(.32)

Net asset value, end of period	$ 11.53	$ 11.15	$ 11.27	$ 11.08	$ 11.34

Total Return

Total investment return based on net asset value(c)	4.83%	2.01%	5.03%	1.00%	(.48)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,730	$61,825	$57,879	$50,825	$42,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.53%	.54%	.52	%^

Expenses, before waivers/reimbursements(d)	.64	%^	.65%	.65%	.64%	.65	%^

Net investment income(b)	2.65	%^	3.00%	3.20%	3.14%	3.22	%^

Portfolio turnover rate	3%	13%	12%	19%	13%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.32	$ 10.33	$ 10.11	$ 10.33	$ 10.54	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.11	.25	.28	.28	.29	.31

Net realized and unrealized gain (loss) on investment transactions	.26	.01	(g)	.22	(.21)	(.19)	.22

Net increase in net asset value from operations	.37	.26	.50	.07	.10	.53

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.27)	(.28)	(.28)	(.29)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	(.02)	– 0	–

Total dividends and distributions	(.14)	(.27)	(.28)	(.29)	(.31)	(.32)

Net asset value, end of period	$ 10.55	$ 10.32	$ 10.33	$ 10.11	$ 10.33	$ 10.54

Total Return

Total investment return based on net asset value(c)	3.59%	2.51%	5.01%	.69%	1.03%	5.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,775	$49,723	$51,638	$60,997	$67,611	$67,380

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.85	%^	.85%	.87%	.86%	.85%	.86%

Expenses, before waivers/ reimbursements(d)	1.27	%^	1.26%	1.27%	1.17%	1.11%	1.08%

Net investment income(b)	2.11	%^	2.44%	2.73%	2.77%	2.77%	2.94%

Portfolio turnover rate	2%	10%	14%	16%	12%	10%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.35	$ 10.12	$ 10.34	$ 10.55	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.07	.18	.20	.21	.21	.23

Net realized and unrealized gain (loss) on investment transactions	.26	(.01)	.23	(.22)	(.18)	.23

Net increase (decrease) in net asset value from operations	.33	.17	.43	(.01)	.03	.46

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.19)	(.20)	(.20)	(.22)	(.25)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	(.02)	– 0	–

Total dividends and distributions	(.10)	(.19)	(.20)	(.21)	(.24)	(.25)

Net asset value, end of period	$ 10.56	$ 10.33	$ 10.35	$ 10.12	$ 10.34	$ 10.55

Total Return

Total investment return based on net asset value(c)	3.20%	1.64%	4.32%	(.06)%	.27%	4.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,523	$4,922	$6,226	$8,164	$10,984	$16,178

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.60	%^	1.60%	1.62%	1.61%	1.60%	1.61%

Expenses, before waivers/ reimbursements(d)	2.02	%^	2.02%	2.02%	1.92%	1.85%	1.84%

Net investment income(b)	1.35	%^	1.69%	1.98%	2.02%	2.01%	2.18%

Portfolio turnover rate	2%	10%	14%	16%	12%	10%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.59		$ 9.84	$ 9.63	$ 9.78	$ 9.93	$ 9.67

Income From Investment Operations

Net investment income(a)(b)	.14		.30	.31	.31	.32	.32

Net realized and unrealized gain (loss) on investment transactions	.40		(.25)	.21	(.15)	(.14)	.28

Net increase in net asset value from operations	.54		.05	.52	.16	.18	.60

Less: Dividends
Dividends from net investment income	(.15)		(.30)	(.31)	(.31)	(.33)	(.34)

Net asset value, end of period	$ 9.98		$ 9.59	$ 9.84	$ 9.63	$ 9.78	$ 9.93

Total Return

Total investment return based on net asset value(c)	5.65%		.50%	5.53%	1.65%	1.82%	6.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$70,927		$66,446	$79,995	$93,552	$92,494	$87,365

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.82	%^	.84%	.84%	.83%	.82%	.82%

Expenses, before waivers/ reimbursements(d)	1.13	%^	1.12%	1.07%	1.03%	1.01%	.99%

Net investment income(b)	2.89	%^	3.09%	3.23%	3.18%	3.29%	3.33%

Portfolio turnover rate	7%		10%	8%	26%	8%	14%

See footnote summary on page 160-162.

abfunds.com	AB MUNICIPAL INCOME FUND II | 157

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.60		$ 9.85	$ 9.64	$ 9.79	$ 9.93	$ 9.67

Income From Investment Operations

Net investment income(a)(b)	.11		.23	.24	.24	.25	.25

Net realized and unrealized gain (loss) on investment transactions	.39		(.25)	.21	(.15)	(.14)	.27

Net increase (decrease) in net asset value from operations	.50		(.02)	.45	.09	.11	.52

Less: Dividends
Dividends from net investment income	(.11)		(.23)	(.24)	(.24)	(.25)	(.26)

Net asset value, end of period	$ 9.99		$ 9.60	$ 9.85	$ 9.64	$ 9.79	$ 9.93

Total Return

Total investment return based on net asset value(c)	5.24%		(.25)%	4.74%	.89%	1.15%	5.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,918		$7,891	$10,244	$14,007	$17,269	$30,094

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.57	%^	1.59%	1.59%	1.58%	1.57%	1.57%

Expenses, before waivers/ reimbursements(d)	1.88	%^	1.87%	1.82%	1.77%	1.76%	1.74%

Net investment income(b)	2.15	%^	2.34%	2.48%	2.42%	2.53%	2.58%

Portfolio turnover rate	7%		10%	8%	26%	8%	14%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.88	$ 10.01	$ 9.83	$ 10.05	$ 10.20	$ 9.89

Income From Investment Operations

Net investment income(a)(b)	.13	.28	.28	.28	.28	.29

Net realized and unrealized gain (loss) on investment transactions	.35	(.13)	.19	(.22)	(.15)	.32

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase in net asset value from operations	.48	.15	.47	.06	.13	.61

Less: Dividends

Dividends from net investment income	(.14)	(.28)	(.29)	(.28)	(.28)	(.30)

Net asset value, end of period	$ 10.22	$ 9.88	$ 10.01	$ 9.83	$ 10.05	$ 10.20

Total Return

Total investment return based on net asset value(c)	4.85%	1.45%	4.82%	.58%	1.29%	6.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,793	$66,573	$75,542	$79,767	$83,417	$87,480

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.80	%^	.81%	.81%	.80%	.80%	.80%

Expenses, before waivers/ reimbursements(d)	1.14	%^	1.13%	1.11%	1.07%	1.03%	.99%

Net investment income(b)	2.59	%^	2.78%	2.90%	2.81%	2.76%	2.90%

Portfolio turnover rate	12%	19%	8%	12%	5%	13%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.88		$ 10.01	$ 9.83	$ 10.04	$ 10.19	$ 9.88

Income From Investment Operations

Net investment income(a)(b)	.09		.20	.21	.20	.20	.22

Net realized and unrealized gain (loss) on investment transactions	.34		(.13)	.18	(.21)	(.15)	.32

Net increase (decrease) in net asset value from operations	.43		.07	.39	(.01)	.05	.54

Less: Dividends
Dividends from net investment income	(.10)		(.20)	(.21)	(.20)	(.20)	(.23)

Net asset value, end of period	$ 10.21		$ 9.88	$ 10.01	$ 9.83	$ 10.04	$ 10.19

Total Return

Total investment return based on net asset value(c)	4.36%		.70%	4.04%	(.07)%	.53%	5.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,542		$5,728	$8,040	$11,967	$13,701	$27,045

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.55	%^	1.56%	1.56%	1.55%	1.55%	1.55%

Expenses, before waivers/ reimbursements(d)	1.89	%^	1.88%	1.86%	1.82%	1.78%	1.74%

Net investment income(b)	1.84	%^	2.03%	2.15%	2.06%	2.00%	2.15%

Portfolio turnover rate	12%		19%	8%	12%	5%	13%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.45		$ 10.55	$ 10.35	$ 10.54	$ 10.70	$ 10.42

Income From Investment Operations

Net investment income(a)(b)	.15		.31	.32	.30	.31	.32

Net realized and unrealized gain (loss) on investment transactions	.31		(.11)	.20	(.19)	(.16)	.28

Net increase in net asset value from operations	.46		.20	.52	.11	.15	.60

Less: Dividends
Dividends from net investment income	(.15)		(.30)	(.32)	(.30)	(.31)	(.32)

Net asset value, end of period	$ 10.76		$ 10.45	$ 10.55	$ 10.35	$ 10.54	$ 10.70

Total Return

Total investment return based on net asset value(c)	4.43%		1.95%	5.10%	1.10%	1.41%	5.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,563		$66,575	$74,496	$80,666	$83,620	$74,734

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.85	%^	.85%	.86%	.86%	.85%	.85%

Expenses, before waivers/ reimbursements(d)	1.17	%^	1.14%	1.12%	1.09%	1.05%	1.03%

Net investment income(b)	2.74	%^	2.91%	3.07%	2.91%	2.91%	3.02%

Portfolio turnover rate	7%		11%	9%	38%	24%	11%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.45		$ 10.56	$ 10.36	$ 10.55	$ 10.70	$ 10.42

Income From Investment Operations

Net investment income(a)(b)	.11		.23	.24	.23	.23	.24

Net realized and unrealized gain (loss) on investment transactions	.32		(.12)	.20	(.19)	(.15)	.28

Net increase in net asset value from operations	.43		.11	.44	.04	.08	.52

Less: Dividends
Dividends from net investment income	(.11)		(.22)	(.24)	(.23)	(.23)	(.24)

Net asset value, end of period	$ 10.77		$ 10.45	$ 10.56	$ 10.36	$ 10.55	$ 10.70

Total Return

Total investment return based on net asset value(c)	4.13%		1.09%	4.31%	.35%	.74%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,787		$4,181	$6,712	$8,686	$11,237	$22,356

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.60	%^	1.60%	1.61%	1.61%	1.60%	1.60%

Expenses, before waivers/ reimbursements(d)	1.92	%^	1.89%	1.87%	1.84%	1.79%	1.78%

Net investment income(b)	1.99	%^	2.16%	2.31%	2.16%	2.15%	2.27%

Portfolio turnover rate	7%		11%	9%	38%	24%	11%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.09		$ 11.19	$ 10.99	$ 11.19	$ 11.39	$ 11.11

Income From Investment Operations

Net investment income(a)(b)	.13		.29	.32	.32	.32	.34

Net realized and unrealized gain (loss) on investment transactions	.36		(.10)	.20	(.20)	(.18)	.29

Net increase in net asset value from operations	.49		.19	.52	.12	.14	.63

Less: Dividends
Dividends from net investment income	(.13)		(.29)	(.32)	(.32)	(.34)	(.35)

Net asset value, end of period	$ 11.45		$ 11.09	$ 11.19	$ 10.99	$ 11.19	$ 11.39

Total Return

Total investment return based on net asset value(c)	4.47%		1.71%	4.80%	1.10%	1.23%	5.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$145,327		$133,346	$127,353	$139,827	$159,689	$189,953

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.80	%^	.80%	.81%	.81%	.80%	.80%

Expenses, before waivers/ reimbursements(d)	.89	%^	.90%	.90%	.89%	.88%	.87%

Net investment income(b)	2.32	%^	2.62%	2.89%	2.85%	2.89%	3.02%

Portfolio turnover rate	5%		16%	6%	18%	16%	7%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 11.07		$ 11.16	$ 10.96	$ 11.16	$ 11.36	$ 11.08

Income From Investment Operations

Net investment income(a)(b)	.09		.21	.23	.23	.24	.25

Net realized and unrealized gain (loss) on investment transactions	.35		(.09)	.21	(.19)	(.19)	.30

Net increase in net asset value from operations	.44		.12	.44	.04	.05	.55

Less: Dividends
Dividends from net investment income	(.09)		(.21)	(.24)	(.24)	(.25)	(.27)

Net asset value, end of period	$ 11.42		$ 11.07	$ 11.16	$ 10.96	$ 11.16	$ 11.36

Total Return

Total investment return based on net asset value(c)	4.00%		1.04%	4.04%	.35%	.48%	5.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,520		$20,540	$27,759	$35,435	$41,823	$56,080

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.55	%^	1.55%	1.56%	1.56%	1.55%	1.55%

Expenses, before waivers/ reimbursements(d)	1.64	%^	1.65%	1.66%	1.65%	1.63%	1.62%

Net investment income(b)	1.58	%^	1.89%	2.15%	2.11%	2.15%	2.28%

Portfolio turnover rate	5%		16%	6%	18%	16%	7%

See footnote summary on page 160-162.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2020 (unaudited)		Year Ended May 31,			July 25, 2016(f) to May 31 2017
			2020	2019	2018

Net asset value, beginning of period	$ 11.10		$ 11.20	$ 10.99	$ 11.19	$ 11.49

Income From Investment Operations

Net investment income(a)(b)	.15		.32	.34	.34	.30
Net realized and unrealized gain (loss) on investment transactions	.35		(.10)	.22	(.19)	(.29)

Net increase in net asset value from operations	.50		.22	.56	.15	.01

Less: Dividends
Dividends from net investment income	(.15)		(.32)	(.35)	(.35)	(.31)

Net asset value, end of period	$ 11.45		$ 11.10	$ 11.20	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(c)	4.51%		1.96%	5.16%	1.35%	.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,898		$56,772	$55,678	$41,188	$28,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55	%^	.55%	.56%	.56%	.55%^

Expenses, before waivers/reimbursements(d)	.64	%^	.65%	.65%	.64%	.66%^

Net investment income(b)	2.57	%^	2.87%	3.14%	3.10%	3.24%^

Portfolio turnover rate.	5%		16%	6%	18%	16%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	N/A	N/A	.78%	.78%	.78%	.78%
Before waivers/reimbursements	N/A	N/A	1.00%	.99%	.97%	.96%
Class C
Net of waivers/reimbursements	N/A	N/A	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	N/A	N/A	1.75%	1.74%	1.72%	1.71%

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	N/A	N/A	.77%	.77%	N/A	N/A
Before waivers/reimbursements	N/A	N/A	.89%	.88%	N/A	N/A
Class C
Net of waivers/reimbursements	N/A	N/A	1.52%	1.52%	N/A	N/A
Before waivers/reimbursements	N/A	N/A	1.64%	1.63%	N/A	N/A
Advisor Class
Net of waivers/reimbursements	N/A	N/A	.52%	.52%	N/A	N/A
Before waivers/reimbursements	N/A	N/A	.64%	.63%	N/A	N/A

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	N/A	N/A	.85%	.85%	.85%	.85%
Before waivers/reimbursements	N/A	N/A	1.26%	1.16%	1.11%	1.08%
Class C
Net of waivers/reimbursements	N/A	N/A	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	N/A	N/A	2.01%	1.91%	1.85%	1.83%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	N/A	.82%	.82%	.82%	N/A	N/A
Before waivers/reimbursements	N/A	1.10%	1.05%	1.02%	N/A	N/A
Class C
Net of waivers/reimbursements	N/A	1.57%	1.57%	1.57%	N/A	N/A
Before waivers/reimbursements	N/A	1.85%	1.80%	1.77%	N/A	N/A

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	N/A	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	N/A	1.12%	1.10%	1.06%	1.03%	.99%
Class C
Net of waivers/reimbursements	N/A	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	N/A	1.87%	1.85%	1.82%	1.78%	1.74%

166 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	N/A	.85%	.85%	.85%	N/A	N/A
Before waivers/reimbursements	N/A	1.14%	1.11%	1.08%	N/A	N/A
Class C
Net of waivers/reimbursements	N/A	1.60%	1.60%	1.60%	N/A	N/A
Before waivers/reimbursements	N/A	1.89%	1.86%	1.83%	N/A	N/A

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	N/A	N/A	.80%	.80%	N/A	N/A
Before waivers/reimbursements	N/A	N/A	.90%	.88%	N/A	N/A
Class C
Net of waivers/reimbursements	N/A	N/A	1.55%	1.55%	N/A	N/A
Before waivers/reimbursements	N/A	N/A	1.65%	1.64%	N/A	N/A
Advisor Class
Net of waivers/reimbursements	N/A	N/A	.55%	.55%	N/A	N/A
Before waivers/reimbursements	N/A	N/A	.65%	.63%	N/A	N/A

(e)	Amount is less than $.005.

(f)	Commencement of distributions.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 167

BOARD OF DIRECTORS

Marshall C. Turner, Jr.,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith*, President and Chief Executive Officer Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

*	Mr. Keith is expected to retire from the Adviser effective June 30, 2021.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner. Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held by video conference on November 3-5, 2020 (the “Meeting”):

• AB Arizona Portfolio

• AB Massachusetts Portfolio

• AB Minnesota Portfolio

• AB New Jersey Portfolio

• AB Ohio Portfolio

• AB Pennsylvania Portfolio

• AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

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those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category

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as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. The directors noted that in the case of AB Minnesota Portfolio, the advisory fee rate was above the median.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which

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directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB MUNICIPAL INCOME FUND II | 175

NOTES

176 | AB MUNICIPAL INCOME FUND II	abfunds.com

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1120

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 26, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 26, 2021